UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05569

Franklin Universal Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur

Franklin Templeton

One Franklin Parkway,

San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: (650) 312-2000

Date of fiscal year end: August 31

Date of reporting period: August 31, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Annual Report
Franklin Universal
Trust
August 31, 2025
Not FDIC Insured No Bank Guarantee May Lose Value

Distribution Policy : The Fund’s Board of Trustees (the “Board”) has authorized a distribution policy (the “Distribution Policy”). Under the Distribution Policy, the Fund pays monthly distributions and seeks to maintain a relatively stable level of distributions to shareholders. With each distribution, the Fund will issue a notice to its shareholders and an accompanying press release that provides estimates regarding the amount and composition of the distribution. The Fund will send a Form 1099-DIV to shareholders for the calendar year that will describe how to report the Fund’s distributions for federal income tax purposes. Shareholders should not draw any conclusions about the Fund’s investment performance from the amount of distributions or from the terms of the Fund’s Distribution Policy. The Board may amend or terminate the Distribution Policy at any time without prior notice to shareholders; however, at this time there are no reasonably foreseeable circumstances that might cause the termination of the Distribution Policy.

franklintempleton.com
Annual Report

Contents
Fund Overview 2
Performance Summary 5
Financial Highlights and Schedule of Investments 8
Financial Statements 27
Notes to Financial Statements 31
Report of Independent Registered Public Accounting Firm 41
Tax Information 42
Important Information to Shareholders 43
Annual Meeting of Shareholders 46
Dividend Reinvestment and Cash Purchase Plan 47
Board Members and Officers 49
Shareholder Information 53
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

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Annual Report
Franklin Universal Trust
Dear Shareholder,
This annual report for Franklin Universal Trust covers the
fiscal year ended August 31, 2025.
Fund Overview
Q. What is the Fund’s investment strategy?
A. The Fund’s primary investment objective is to provide
high, current income consistent with preservation of capital.
Its secondary objective is growth of income through dividend increases and capital appreciation. We invest primarily in
two asset classes: high-yield bonds and utility stocks. Within the high-yield portion of the portfolio, we use fundamental
research to invest in a diversified portfolio of bonds. Within the utility portion of the portfolio, we focus on companies
with attractive dividend yields and with a history of increasing their dividends.
Q. What were the overall market conditions during the
Fund’s reporting period?
A. Over the course of the period, there has been significant turmoil in the market due to uncertainties stemming from
new policies emanating from the current U.S. President’s
trade and economic priorities. Following the November 2024
election, market sentiment moved positive in anticipation
of new tax and regulation policies which were expected
to benefit corporations. This caused high yield (HY) bond
spreads to tighten which carried through the presidential
inauguration in January 2025. However, large, proposed
tariff increases, which were announced on “Liberation Day”
in April 2025, caused great concern from investors which
led to a large increase in HY bond spreads. Spreads worked
their way tighter, returning to levels seen before the tariff announcement, as most of the increased duties were paused
for a time which allowed the U.S. to negotiate deals with
many of the country’s leading trading partners. However,
by the end of the period under review, permanent deals
had not been made with the largest three partners—China,
Mexico and Canada—acting as an overhang to the market.
U.S. Federal Reserve (Fed) actions over the course of the
period were another focus of the market. The Fed continued
its rate cutting cycle through the end of 2024 before pausing to evaluate the impact on its easing cycle. A strong U.S. job market allowed the Fed to hold its target fed funds to 4.25%
- 4.50% through August 2025 as the path of disinflation
had slowed. At the end of the period, rhetoric from the Fed
changed and shifted to a more dovish stance, potentially
signaling near-term rate cuts. Spreads on HY corporate
bonds returned to near multi-decade tights at the end of
August 2025.
Q. How did we respond to these changing market
conditions?
A. Throughout the period, fund allocations changed as
volatility in market conditions provided opportunities to
manage sector rotations and duration exposure. Our
dedicated credit research analysts looked to find value
across industry sectors and rating classifications. At the end of August 2025, the Fund was overweight to the building
and finance sectors while underweight to technology and
consumer cyclical segments.
Performance Overview
For the 12 months under review, the Fund’s cumulative
total returns were +9.71% based on net asset value and
+16.45% based on market price. For comparison, the ICE
BofA US High Yield Constrained Index, which tracks the
performance of U.S. dollar-denominated below investment-
grade corporate debt publicly issues in the U.S. domestic
market, posted a +8.15% cumulative total return
1
. Utilities
stocks, as measured by the Standard & Poor’s
®
(S&P
®
)
500 Utilities Index, which consists of all utility stocks in the
S&P 500
®
Index, posted a +13.81% cumulative total return
for the same period.
1
You can find the Fund’s long-term
performance data in the Performance Summary on page 5 .
The Fund has a policy of seeking to maintain a relatively
stable level of distributions to shareholders. This policy
has no impact on the Fund’s investment strategy and may
reduce the Fund’s net asset value. The Fund’s investment
manager believes the policy helps maintain the Fund’s
competitiveness and may benefit the Fund’s market price
and premium/discount to the Fund’s net asset value. For
the fiscal year ended August 31, 2025, the Fund estimates
that it distributed more than its income and net realized
capital gains; therefore, a portion of the Fund distribution to shareholders may be a return of capital. A return of capital may occur, for example, when some or all of the money that
a shareholder invested in a Fund is paid back to them. A
return of capital distribution does not necessarily reflect the
Fund’s investment performance and should not be confused
with “yield” or “income”. The Fund sends a Form 1099-DIV
to shareholders each calendar year describing how to report
the Fund’s distributions for federal income tax purposes.
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
Important data provider notices and terms available at www.franklintempletondatasources.com.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
9
.

Franklin Universal Trust

franklintempleton.com
Annual Report
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown.
Q. What were the leading contributors to performance?
A. Security selection was a leading contributor to
performance within the portfolio. In particular, our
fundamental research led to favorable security selection
in the utilities sector. Positioning in Talen Energy was a
strong driver of returns as the company entered into a major power purchase agreement with Amazon Web Services.
Additionally, Talen purchased two combined-cycle gas
turbine power plants that boosted free cash flow for the
company. Financial performance of the company improved
over the year as net income and earnings before interest,
taxes, depreciation, and amortization (EBITDA) beat market
expectations. Other utility companies, such as Entergy and
Constellation Energy, also saw strong performance due to
similar agreements to supply energy needs of data centers.
The Fund also saw positive performance contributions
from exposure to communication infrastructure companies,
including CommScope LLC Holdings of MultiPlan, a
healthcare analytics solutions provider, was another
position that added to relative results. Overweight exposure to Great Canadian Gaming Corporate was accretive to
results. Despite the company being downgraded by Fitch in
September 2024, its bonds rose in value as the company
underwent a series of sales of casinos in an effort to manage debt and streamline operations.
Q. What were the leading detractors from performance?
A. In contrast, the Fund’s holdings in Nextera Energy, one
of the world’s largest generators of renewable energy,
detracted from performance. Over the period, the company
reduced its dividend growth forecast from 12% - 15% to just
5% - 8%. This raised concerns about the company’s ability to maintain its growth trajectory. The Fund’s exposure to DISH
networks, a satellite television company, was a detractor
from performance. DISH reported a significant decline in its subscriber base. Year-to-date financial results have seen
both declining revenue and operating margins. Exposure
to Bausch Health was another detractor from results. Over
the course of the period, the company issued new debt and
entered into new credit lines in order to meet near-term bond payments. Although this relieved the company’s short-term
needs, it had to issue longer-term-maturity debt at higher
yields, putting pressure on its margins. This pushed the price of bonds lower, hindering the Fund’s performance.
Q. Were there any significant changes to the Fund
during the reporting period?
A. The were no changes to the portfolio management
team or material modifications as to the way the Fund was
managed during the period under review.
Effective September 30, 2024, Patricia O’Connor was added
as a Portfolio Manager of the Fund.
Thank you for your continued participation in Franklin
Universal Trust. We look forward to serving your future
investment needs.
Sincerely,
Glenn Voyles, CFA
Jonathan G. Belk, CFA
Patricia O’Connor, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of August 31, 2025, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
Portfolio Composition
8/31/25
% of Total
Investments
Corporate Bonds 59.8%
Common Stocks 36.9%
Marketplace Loans 0.7%
Other
*
0.4%
Short-Term Investments 2.2%
*
Categories within the Other category are listed in full in the Fund’s Schedule of
Investments (SOI), which can be found later in this report.
Top 10 Holdings
8/31/25
Issuer
% of Total
Net Assets
a a
NextEra Energy, Inc. 3.9%
Sempra, Inc. 3.5%
Entergy Corp. 2.5%
Alliant Energy Corp. 2.4%
Evergy , Inc. 2.4%
Duke Energy Corp. 2.3%
CenterPoint Energy, Inc. 2.2%
Southern Co. (The) 2.2%
CMS Energy Corp. 2.0%
DTE Energy Co. 1.9%
CFA
®
is a trademark owned by CFA Institute.

Franklin Universal Trust

franklintempleton.com
Annual Report
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of August 31, 2025
Franklin Universal Trust

franklintempleton.com
Annual Report
Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not reflect any sales charges paid at inception or brokerage commissions paid on secondary market purchases. Total return also does not reflect brokerage commissions or sales charges in connection with the purchase or sale of Fund shares at the opening of the first business day and sale on the closing of the last business day of each period.
The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 8/31/25
1
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
Cumulative Total Return
2
Average Annual Total Return
2
Based on
NAV
3
Based on
market price
4
Based on
NAV
3
Based on
market price
4
1-Year +9.71% +16.45% +9.71% +16.45%
5-Year +43.00% +60.27% +7.41% +9.89%
10-Year +110.89% +146.56% +7.75% +9.44%
See page 7 for Performance Summary footnotes.

Franklin Universal Trust
Performance Summary

franklintempleton.com
Annual Report
See page 7 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the period shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
8/31/15–8/31/25

Franklin Universal Trust
Performance Summary

franklintempleton.com
Annual Report
Share Prices
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund is actively managed but there is no guarantee that the manager's investment decisions will produce the desired results.
All investments involve risks, including possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. Low-rated, high-yield bonds are subject to greater price volatility, illiquidity and possibility of default. Equity securities are subject to price fluctuation and possible loss of principal. To the extent the portfolio invests in a concentration of certain securities, regions or industries, it is subject to increased volatility. Dividends may fluctuate and are not guaranteed, and a company may reduce or eliminate its dividend at any time. The manager may consider environmental, social and governance (ESG) criteria in the research or investment process; however, ESG considerations may not be a determi-
native factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's annual report available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect voluntary fee waivers, expense caps and/or reimbursements. Voluntary waivers may be modified or discontinued at any time without notice.
2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Assumes reinvestment of distributions based on net asset value.
4. Assumes reinvestment of distributions based on the dividend reinvestment and cash purchase plan.
5. Source: Morningstar. The ICE BofA US High Yield Constrained Index tracks the performance of U.S. dollar-denominated below investment-grade corporate debt publicly issued in the U.S. domestic market. The CS High Yield Index is designed to mirror the investable universe of the U.S. dollar-denominated high-yield debt traded in the U.S.
credit market. The S&P
®
500 Utilities Index is market capitalization weighted and consists of all utility stocks in the S&P 500
®
.
Important data provider notices and terms available at www.franklintempletondatasources.com.
Symbol: FT 8/31/25 8/31/24 Change
Net Asset Value (NAV) $8.46 $8.20 +$0.26
Market Price (NYSE) $7.93 $7.28 +$0.65
Distributions Per Share
(9/1/24–8/31/25)
Net Investment
Income
Tax Return
of Capital Total
$0.4859 $0.0241 $0.5100

Franklin Universal Trust
Financial Highlights
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended August 31,
2025 2024 2023 2022 2021
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.20 $7.36 $8.08 $8.92 $8.12
Income from investment operations:
Net investment income
a
......................... 0.36 0.33 0.43 0.41 0.38
Net realized and unrealized gains (losses) ........... 0.41 1.02 (0.58) (0.70) 0.85
Total from investment operations .................... 0.77 1.35 (0.15) (0.29) 1.23
Less distributions from:
Net investment income .......................... (0.49) (0.30) (0.31) (0.51) (0.43)
Net realized gains ............................. — — (0.05) (0.04) —
Tax return of capital ............................ (0.02) (0.21) (0.21) — —
Total distributions ............................... (0.51) (0.51) (0.57) (0.55) (0.43)
Net asset value, end of year ....................... $8.46 $8.20 $7.36 $8.08 $8.92
Market value, end of year
b
......................... $7.93 $7.28 $6.76 $8.00 $8.59
Total return (based on net asset value per share)
c
....... 9.71% 19.18% (1.81)% (3.41)% 15.33%
Total return (based on market value per share)
c
......... 16.45% 16.20% (8.24)% (0.36)% 29.55%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 3.00% 3.32% 2.78% 2.57% 2.50%
Expenses net of waiver and payments by affiliates ....... 2.99% 3.31% 2.77%
d
2.57%
d,e
2.50%
d,e
Net investment income ........................... 4.38% 4.36% 5.66% 4.85% 4.38%
Supplemental data
Net assets , end of year (000’s) ..................... $212,600 $206,193 $184,859 $203,053 $224,246
Portfolio turnover rate ............................ 21.76% 21.79% 17.73% 22.29% 36.58%
Total credit facility outstanding at end of year (000’s) ..... $60,000 $60,000 $— $— $—
Total debt outstanding at end of year (000's) ........... $— $— $65,000 $65,000 $65,000
Asset coverage per $1,000 of debt .................. $4,543 $4,437 $3,844 $4,124 $4,450
Average amount of senior fixed rate Notes per share during
the year ...................................... $— $0.11 $2.59 $2.59 $2.59
a
Based on average daily shares outstanding.
b
Based on the last sale on the New York Stock Exchange.
c
The Market Value Total Return is calculated assuming a purchase of common shares on the opening of the first business day and a sale on the closing of the last business day of each period. Dividends and distributions are assumed for the purposes of this calculation to be reinvested at prices obtained under the Fund's Dividend Reinvestment and Cash Purchase Plan. Net Asset Value Total Return is calculated on the same basis, except that the Fund's net asset value is used on the purchase, sale and dividend reinvestment dates instead of market value. Total return does not reflect brokerage commissions or sales charges in connection with the purchase or sale of Fund shares.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Universal Trust
Schedule of Investments, August 31, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 46.5%
Electric Utilities 25.5%
Alliant Energy Corp. ................................. United States 80,000 $ 5,205,600
American Electric Power Co., Inc. ....................... United States 36,000 3,996,720
Constellation Energy Corp. ............................ United States 10,000 3,079,800
Duke Energy Corp. .................................. United States 40,000 4,899,600
Edison International ................................. United States 36,000 2,020,680
Entergy Corp. ...................................... United States 60,000 5,285,400
Evergy, Inc. ........................................ United States 72,000 5,130,720
Exelon Corp. ....................................... United States 65,000 2,839,200
FirstEnergy Corp. ................................... United States 50,000 2,181,000
NextEra Energy, Inc. ................................. United States 115,000 8,285,750
Pinnacle West Capital Corp. ........................... United States 20,000 1,787,200
PPL Corp. ......................................... United States 24,500 893,515
Southern Co. (The) .................................. United States 50,000 4,615,000
Xcel Energy, Inc. .................................... United States 55,000 3,981,450
54,201,635
Metals & Mining 2.9%
BHP Group Ltd., ADR ................................ Australia 25,185 1,404,568
Freeport-McMoRan, Inc. .............................. United States 40,380 1,792,872
Newmont Corp. ..................................... United States 26,000 1,934,400
Rio Tinto plc, ADR ................................... Australia 15,000 940,800
South32 Ltd., ADR .................................. Australia 10,074 88,953
6,161,593
Multi-Utilities 16.3%
CenterPoint Energy, Inc. .............................. United States 122,800 4,630,788
CMS Energy Corp. .................................. United States 60,000 4,294,200
Consolidated Edison, Inc. ............................. United States 20,000 1,964,600
Dominion Energy, Inc. ................................ United States 65,000 3,893,500
DTE Energy Co. .................................... United States 30,000 4,099,500
NiSource, Inc. ...................................... United States 60,000 2,536,200
Public Service Enterprise Group, Inc. .................... United States 45,000 3,704,850
Sempra, Inc. ....................................... United States 90,000 7,430,400
WEC Energy Group, Inc. .............................. United States 20,000 2,130,200
34,684,238
Oil, Gas & Consumable Fuels 1.6%
a
Amplify Energy Corp. ................................ United States 245 997
Birch Permian Holdings, Inc. ........................... United States 32,490 165,423
California Resources Corp. ............................ United States 47 2,335
DT Midstream, Inc. .................................. United States 10,000 1,041,800
Enbridge, Inc. ...................................... Canada 39,360 1,902,663
Expand Energy Corp. ................................ United States 1,985 192,108
Woodside Energy Group Ltd., ADR ...................... Australia 9,101 156,355
3,461,681
Pharmaceuticals 0.2%
a,b
Mallinckrodt ARD LLC ................................ United States 2,929 287,042
Software 0.0%
†
a,b
DSG Topco, Inc. .................................... United States 2,027 27,871
Total Common Stocks (Cost $34,688,961) ....................................
98,824,060

Franklin Universal Trust
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Convertible Preferred Stocks 0.1%
Aerospace & Defense 0.1%
Boeing Co. (The), 6% ................................ United States 3,000 $ 223,260
Total Convertible Preferred Stocks (Cost $150,000) ............................
223,260
Preferred Stocks 0.2%
Electric Utilities 0.2%
SCE Trust II, 5.1% .................................. United States 27,500 465,025
Total Preferred Stocks (Cost $598,125) .......................................
465,025
Warrants
Warrants 0.0%
†
Oil, Gas & Consumable Fuels 0.0%
†
a
Expand Energy Corp., 2/09/26 ......................... United States 215 19,079
Total Warrants (Cost $18,168) ...............................................
19,079
Principal
Amount
*
Corporate Bonds 75.4%
Aerospace & Defense 2.0%
c
ATI, Inc. , Senior Note , 7.25% , 8/15/30 .................... United States 700,000 737,918
d
Axon Enterprise, Inc. ,
Senior Note, 144A, 6.125%, 3/15/30 ................... United States 300,000 308,976
Senior Note, 144A, 6.25%, 3/15/33 .................... United States 250,000 259,053
c,d
Bombardier, Inc. , Senior Note , 144A, 7% , 6/01/32 ........... Canada 675,000 705,660
d
Efesto Bidco SpA Efesto US LLC , XR , Senior Secured Note ,
144A, 7.5% , 2/15/32 ............................... Italy 1,050,000 1,073,436
d
TransDigm, Inc. ,
Senior Secured Note, 144A, 6%, 1/15/33 ................ United States 170,000 172,030
Senior Sub. Note, 144A, 6.75%, 1/31/34 ................ United States 1,020,000 1,053,652
4,310,725
Automobile Components 2.0%
d
Adient Global Holdings Ltd. ,
c
Senior Note, 144A, 8.25%, 4/15/31 .................... United States 300,000 316,115
Senior Note, 144A, 7.5%, 2/15/33 ..................... United States 150,000 156,295
Senior Secured Note, 144A, 7%, 4/15/28 ................ United States 150,000 154,657
d
Allison Transmission, Inc. ,
Senior Bond, 144A, 3.75%, 1/30/31 .................... United States 300,000 277,068
Senior Note, 144A, 4.75%, 10/01/27 ................... United States 600,000 595,248
d
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% ,
10/15/29 ........................................ United States 1,550,000 1,347,146
d,e
IHO Verwaltungs GmbH ,
Senior Secured Note, 144A, PIK, 7.75%, 11/15/30 ......... Germany 400,000 416,214
Senior Secured Note, 144A, PIK, 8%, 11/15/32 ........... Germany 900,000 940,476
4,203,219
Automobiles 0.6%
c,d
Jaguar Land Rover Automotive plc , Senior Note , 144A, 5.5% ,
7/15/29 ......................................... United Kingdom 700,000 699,789
d
Nissan Motor Co. Ltd. , Senior Bond , 144A, 8.125% , 7/17/35 ... Japan 565,000 598,974
1,298,763
Biotechnology 0.6%
d
Emergent BioSolutions, Inc. , Senior Note , 144A, 3.875% , 8/15/28 United States 900,000 754,426

Franklin Universal Trust
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Biotechnology (continued)
d
Grifols SA , Senior Note , 144A, 4.75% , 10/15/28 ............ Spain 600,000 $ 581,936
1,336,362
Broadline Retail 0.7%
c,d
Wayfair LLC ,
Senior Secured Note, 144A, 7.25%, 10/31/29 ............ United States 700,000 715,491
Senior Secured Note, 144A, 7.75%, 9/15/30 ............. United States 800,000 828,523
1,544,014
Building Products 2.8%
c,d
Advanced Drainage Systems, Inc. , Senior Note , 144A, 6.375% ,
6/15/30 ......................................... United States 500,000 511,538
d
Cornerstone Building Brands, Inc. , Senior Note , 144A, 6.125% ,
1/15/29 ......................................... United States 300,000 231,977
c,d
EMRLD Borrower LP / Emerald Co-Issuer, Inc. , Senior Secured
Note , 144A, 6.625% , 12/15/30 ........................ United States 900,000 925,449
d
JH North America Holdings, Inc. ,
Senior Secured Note, 144A, 5.875%, 1/31/31 ............ United States 75,000 75,875
Senior Secured Note, 144A, 6.125%, 7/31/32 ............ United States 125,000 126,952
c,d
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC ,
Senior Secured Note , 144A, 6.75% , 4/01/32 .............. United States 500,000 515,744
d
Quikrete Holdings, Inc. ,
Senior Note, 144A, 6.75%, 3/01/33 .................... United States 150,000 155,594
Senior Secured Note, 144A, 6.375%, 3/01/32 ............ United States 300,000 309,593
c,d
Smyrna Ready Mix Concrete LLC , Senior Secured Note , 144A,
8.875% , 11/15/31 .................................. United States 1,200,000 1,280,936
c,d
Standard Building Solutions, Inc. ,
Senior Note, 144A, 6.5%, 8/15/32 ..................... United States 600,000 619,690
Senior Note, 144A, 6.25%, 8/01/33 .................... United States 495,000 505,569
d
Standard Industries, Inc. ,
c
Senior Bond, 144A, 4.75%, 1/15/28 .................... United States 500,000 495,655
Senior Bond, 144A, 4.375%, 7/15/30 ................... United States 100,000 95,891
5,850,463
Capital Markets 1.1%
d
Jane Street Group / JSG Finance, Inc. ,
c
Senior Secured Note, 144A, 4.5%, 11/15/29 ............. United States 500,000 483,251
Senior Secured Note, 144A, 6.125%, 11/01/32 ........... United States 500,000 502,671
c
Senior Secured Note, 144A, 6.75%, 5/01/33 ............. United States 600,000 620,392
d
Stonex Escrow Issuer LLC , Secured Note , 144A, 6.875% , 7/15/32 United States 285,000 293,145
c,d
StoneX Group, Inc. , Senior Secured Note , 144A, 7.875% , 3/01/31 United States 500,000 528,893
2,428,352
Chemicals 2.7%
d,e
Advancion Sciences, Inc. , Senior Note , 144A, PIK, 9.25% ,
11/01/26 ........................................ United States 243,101 208,358
b,d,e,f
Anagram Holdings LLC / Anagram International, Inc. , Secured
Note , 144A, PIK, 10% , 8/15/26 ........................ United States 257,209 —
d
Avient Corp. , Senior Note , 144A, 6.25% , 11/01/31 ........... United States 300,000 305,788
d
Braskem Idesa SAPI , Senior Secured Bond , 144A, 6.99% ,
2/20/32 ......................................... Mexico 300,000 207,632
c,d
Cerdia Finanz GmbH , Senior Secured Note , 144A, 9.375% ,
10/03/31 ........................................ Germany 500,000 530,390
d
Element Solutions, Inc. , Senior Note , 144A, 3.875% , 9/01/28 ... United States 200,000 194,002
FMC Corp. , Sub. Bond , 8.45% to 10/31/30, FRN thereafter ,
11/01/55 ........................................ United States 300,000 314,186
d
GPD Cos., Inc. , Senior Note , 144A, 12.5% , 12/31/29 ......... United States 989,666 833,543

Franklin Universal Trust
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Chemicals (continued)
d
Illuminate Buyer LLC / Illuminate Holdings IV, Inc. , Senior Note ,
144A, 9% , 7/01/28 ................................. United States 1,000,000 $ 1,002,498
d
Qnity Electronics, Inc. ,
Senior Note, 144A, 6.25%, 8/15/33 .................... United States 140,000 144,896
Senior Secured Note, 144A, 5.75%, 8/15/32 ............. United States 240,000 244,279
c,d
Rain Carbon, Inc. , Senior Secured Note , 144A, 12.25% , 9/01/29 United States 1,200,000 1,289,832
d
Vibrantz Technologies, Inc. , Senior Note , 144A, 9% , 2/15/30 ... United States 1,000,000 531,015
5,806,419
Commercial Services & Supplies 2.6%
c,d
Allied Universal Holdco LLC , Senior Secured Note , 144A,
7.875% , 2/15/31 ................................... United States 1,200,000 1,261,986
c,d
Enviri Corp. , Senior Note , 144A, 5.75% , 7/31/27 ............ United States 500,000 494,752
c,d
Prime Security Services Borrower LLC / Prime Finance, Inc. ,
Senior Secured Note , 144A, 3.375% , 8/31/27 ............. United States 600,000 581,795
c,d
RR Donnelley & Sons Co. , Senior Secured Note , 144A, 9.5% ,
8/01/29 ......................................... United States 1,125,000 1,142,399
d
Veritiv Operating Co. , Senior Secured Note , 144A, 10.5% ,
11/30/30 ........................................ United States 225,000 243,836
c,d
VM Consolidated, Inc. , Senior Note , 144A, 5.5% , 4/15/29 ..... United States 800,000 793,542
d
Waste Pro USA, Inc. , Senior Note , 144A, 7% , 2/01/33 ........ United States 200,000 209,626
c,d
Wrangler Holdco Corp. , Senior Note , 144A, 6.625% , 4/01/32 ... Canada 700,000 730,197
5,458,133
Communications Equipment 1.0%
d
CommScope LLC , Senior Note , 144A, 7.125% , 7/01/28 ....... United States 1,600,000 1,606,400
d
Viasat, Inc. , Senior Note , 144A, 7.5% , 5/30/31 .............. United States 525,000 493,491
2,099,891
Construction & Engineering 0.2%
d
Arcosa, Inc. ,
c
Senior Note, 144A, 4.375%, 4/15/29 ................... United States 300,000 291,508
Senior Note, 144A, 6.875%, 8/15/32 ................... United States 100,000 104,396
395,904
Consumer Finance 1.8%
d
Encore Capital Group, Inc. ,
Senior Secured Note, 144A, 9.25%, 4/01/29 ............. United States 600,000 634,284
Senior Secured Note, 144A, 8.5%, 5/15/30 .............. United States 400,000 423,001
c,d
FirstCash, Inc. , Senior Note , 144A, 6.875% , 3/01/32 ......... United States 1,100,000 1,142,829
d
Macquarie Airfinance Holdings Ltd. , Senior Note , 144A, 6.5% ,
3/26/31 ......................................... United Kingdom 200,000 214,410
OneMain Finance Corp. , Senior Bond , 5.375% , 11/15/29 ......
United States 500,000 494,695
c,d
PROG Holdings, Inc. , Senior Note , 144A, 6% , 11/15/29 ....... United States 900,000 874,827
3,784,046
Consumer Staples Distribution & Retail 0.3%
c,d
US Foods, Inc. , Senior Note , 144A, 6.875% , 9/15/28 ......... United States 700,000 722,090
Containers & Packaging 1.5%
c,d
Clydesdale Acquisition Holdings, Inc. , Senior Secured Note ,
144A, 6.75% , 4/15/32 ............................... United States 1,000,000 1,028,150
d
Mauser Packaging Solutions Holding Co. , Secured Note , 144A,
9.25% , 4/15/27 ................................... United States 1,500,000 1,494,586
c,d
Toucan FinCo Ltd. / Toucan FinCo Can, Inc. / Toucan FinCo US
LLC , Senior Secured Note , 144A, 9.5% , 5/15/30 ........... Canada 750,000 750,139
3,272,875

Franklin Universal Trust
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Distributors 0.5%
d
Gates Corp. , Senior Note , 144A, 6.875% , 7/01/29 ........... United States 400,000 $ 416,397
d
RB Global Holdings, Inc. ,
Senior Note, 144A, 7.75%, 3/15/31 .................... Canada 425,000 446,524
Senior Secured Note, 144A, 6.75%, 3/15/28 ............. Canada 125,000 128,097
991,018
Diversified Consumer Services 0.4%
Grand Canyon University , Secured Note , 5.125% , 10/01/28 ....
United States 800,000 787,950
Diversified REITs 1.1%
c,d
Global Net Lease, Inc. , Senior Note , 144A, 4.5% , 9/30/28 ..... United States 900,000 875,474
c,d
Global Net Lease, Inc. / Global Net Lease Operating Partnership
LP , Senior Note , 144A, 3.75% , 12/15/27 ................. United States 800,000 776,514
c,d
VICI Properties LP / VICI Note Co., Inc. , Senior Note , 144A,
3.75% , 2/15/27 ................................... United States 700,000 692,017
2,344,005
Diversified Telecommunication Services 2.2%
d
CCO Holdings LLC / CCO Holdings Capital Corp. ,
c
Senior Bond, 144A, 5.375%, 6/01/29 ................... United States 500,000 496,429
c
Senior Bond, 144A, 4.5%, 8/15/30 ..................... United States 1,700,000 1,610,318
Senior Bond, 144A, 4.25%, 2/01/31 .................... United States 200,000 184,608
d
Maya SAS ,
c
Senior Secured Note, 144A, 7%, 10/15/28 ............... France 800,000 814,681
Senior Secured Note, 144A, 7%, 4/15/32 ................ France 425,000 437,639
c,d
Virgin Media Secured Finance plc , Senior Secured Bond , 144A,
4.5% , 8/15/30 .................................... United Kingdom 1,100,000 1,033,360
4,577,035
Electric Utilities 1.5%
c,d
California Buyer Ltd. / Atlantica Sustainable Infrastructure plc ,
Senior Note , 144A, 6.375% , 2/15/32 .................... United Kingdom 1,500,000 1,522,317
c,d
NRG Energy, Inc. , Senior Note , 144A, 5.75% , 7/15/29 ........ United States 800,000 803,690
d
Vistra Operations Co. LLC ,
c
Senior Note, 144A, 4.375%, 5/01/29 ................... United States 400,000 391,213
Senior Note, 144A, 7.75%, 10/15/31 ................... United States 100,000 106,310
Senior Note, 144A, 6.875%, 4/15/32 ................... United States 400,000 420,053
3,243,583
Electrical Equipment 0.4%
c,d
Vertiv Group Corp. , Senior Secured Note , 144A, 4.125% ,
11/15/28 ........................................ United States 800,000 781,535
Electronic Equipment, Instruments & Components 0.4%
c,d
TTM Technologies, Inc. , Senior Note , 144A, 4% , 3/01/29 ...... United States 500,000 478,814
d
Zebra Technologies Corp. , Senior Note , 144A, 6.5% , 6/01/32 .. United States 300,000 308,294
787,108
Energy Equipment & Services 2.3%
c,d
Aris Water Holdings LLC , Senior Note , 144A, 7.25% , 4/01/30 .. United States 600,000 633,525
d
Enerflex Ltd. , Senior Secured Note , 144A, 9% , 10/15/27 ...... Canada 160,000 164,790
c,d
Kodiak Gas Services LLC , Senior Note , 144A, 7.25% , 2/15/29 .. United States 700,000 724,490
d
Nabors Industries, Inc. ,
Senior Note, 144A, 9.125%, 1/31/30 ................... United States 300,000 307,638
Senior Note, 144A, 8.875%, 8/15/31 ................... United States 1,000,000 901,427
Oceaneering International, Inc. , Senior Note , 6% , 2/01/28 .....
United States 300,000 303,294
d
Transocean Titan Financing Ltd. , Senior Secured Note , 144A,
8.375% , 2/01/28 ................................... United States 80,952 83,234

Franklin Universal Trust
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Energy Equipment & Services (continued)
Transocean, Inc. ,
Senior Bond, 6.8%, 3/15/38 .......................... United States 600,000 $ 472,477
d
Senior Note, 144A, 8.25%, 5/15/29 .................... United States 100,000 96,828
d
Senior Secured Note, 144A, 8.75%, 2/15/30 ............. United States 600,000 635,587
c,d
Weatherford International Ltd. , Senior Note , 144A, 8.625% ,
4/30/30 ......................................... United States 500,000 512,766
4,836,056
Entertainment 0.6%
c,d
Banijay Entertainment SAS , Senior Secured Note , 144A, 8.125% ,
5/01/29 ......................................... France 800,000 832,841
Warnermedia Holdings, Inc. , Senior Note , 4.054% , 3/15/29 ....
United States 520,000 494,408
1,327,249
Financial Services 4.0%
d
Freedom Mortgage Holdings LLC ,
Senior Note, 144A, 9.25%, 2/01/29 .................... United States 300,000 313,758
c
Senior Note, 144A, 8.375%, 4/01/32 ................... United States 650,000 670,844
Senior Note, 144A, 7.875%, 4/01/33 ................... United States 325,000 330,670
d
GGAM Finance Ltd. ,
Senior Note, 144A, 8%, 2/15/27 ...................... Ireland 200,000 205,298
Senior Note, 144A, 8%, 6/15/28 ...................... Ireland 700,000 743,207
d
Jefferson Capital Holdings LLC ,
Senior Note, 144A, 6%, 8/15/26 ...................... United States 500,000 500,605
Senior Note, 144A, 9.5%, 2/15/29 ..................... United States 1,400,000 1,488,410
d
Nationstar Mortgage Holdings, Inc. , Senior Bond , 144A, 5.75% ,
11/15/31 ........................................ United States 640,000 648,071
d
Osaic Holdings, Inc. ,
Senior Note, 144A, 8%, 8/01/33 ...................... United States 215,000 218,014
Senior Secured Note, 144A, 6.75%, 8/01/32 ............. United States 230,000 234,534
d
PHH Escrow Issuer LLC / PHH Corp. , Senior Note , 144A,
9.875% , 11/01/29 .................................. United States 1,500,000 1,505,964
d
PRA Group, Inc. ,
c
Senior Note, 144A, 8.375%, 2/01/28 ................... United States 600,000 618,474
Senior Note, 144A, 5%, 10/01/29 ..................... United States 300,000 282,158
Senior Note, 144A, 8.875%, 1/31/30 ................... United States 400,000 420,643
d
Rocket Cos., Inc. , Senior Note , 144A, 6.375% , 8/01/33 ....... United States 400,000 415,590
8,596,240
Food Products 1.1%
d,e
Chobani Holdco II LLC , Senior Note , 144A, PIK, 8.75% , 10/01/29 United States 625,175 651,127
d
Chobani LLC / Chobani Finance Corp., Inc. ,
Senior Note, 144A, 7.625%, 7/01/29 ................... United States 200,000 209,054
c
Senior Secured Note, 144A, 4.625%, 11/15/28 ........... United States 800,000 789,393
d
Darling Ingredients, Inc. , Senior Note , 144A, 6% , 6/15/30 ..... United States 200,000 202,336
d
Froneri Lux FinCo SARL , Senior Secured Note , 144A, 6% ,
8/01/32 ......................................... United Kingdom 200,000 201,260
c,d
Post Holdings, Inc. , Senior Bond , 144A, 4.625% , 4/15/30 ..... United States 400,000 386,107
2,439,277
Ground Transportation 0.8%
d
Beacon Mobility Corp. , Senior Secured Note , 144A, 7.25% ,
8/01/30 ......................................... United States 260,000 269,676
c,d
First Student Bidco, Inc. / First Transit Parent, Inc. , Senior
Secured Note , 144A, 4% , 7/31/29 ..................... United States 900,000 854,569

Franklin Universal Trust
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Ground Transportation (continued)
d
Watco Cos. LLC / Watco Finance Corp. , Senior Note , 144A,
7.125% , 8/01/32 ................................... United States 500,000 $ 523,161
1,647,406
Health Care Equipment & Supplies 0.7%
d
Bausch + Lomb Corp. , Senior Secured Note , 144A, 8.375% ,
10/01/28 ........................................ United States 400,000 417,160
d
Insulet Corp. , Senior Note , 144A, 6.5% , 4/01/33 ............ United States 100,000 103,759
c,d
Medline Borrower LP , Senior Note , 144A, 5.25% , 10/01/29 .... United States 500,000 495,472
c,d
Neogen Food Safety Corp. , Senior Note , 144A, 8.625% , 7/20/30 United States 400,000 419,357
1,435,748
Health Care Providers & Services 3.3%
c
Centene Corp. , Senior Bond , 2.5% , 3/01/31 ............... United States 500,000 426,366
d
CHS/Community Health Systems, Inc. ,
144A, 10.75%, 6/15/33 ............................. United States 500,000 509,505
Secured Note, 144A, 6.125%, 4/01/30 .................. United States 500,000 359,809
Senior Secured Note, 144A, 6%, 1/15/29 ................ United States 300,000 289,519
Senior Secured Note, 144A, 10.875%, 1/15/32 ........... United States 500,000 529,741
d
DaVita, Inc. ,
c
Senior Note, 144A, 4.625%, 6/01/30 ................... United States 1,200,000 1,156,169
Senior Note, 144A, 6.875%, 9/01/32 ................... United States 200,000 207,059
c,d
Kedrion SpA , Senior Secured Note , 144A, 6.5% , 9/01/29 ...... Italy 1,500,000 1,474,268
d
MPH Acquisition Holdings LLC ,
Senior Secured Note, 144A, 5.75%, 12/31/30 ............ United States 90,027 78,826
e
Senior Secured Note, 144A, PIK, 11.5%, 12/31/30 ......... United States 141,230 143,646
e
Senior Secured Note, 144A, PIK, 6.75%, 3/31/31 ......... United States 775,080 622,930
c
Tenet Healthcare Corp. ,
Senior Secured Note, 6.125%, 6/15/30 ................. United States 700,000 711,590
Senior Secured Note, 6.75%, 5/15/31 .................. United States 500,000 520,019
7,029,447
Health Care REITs 0.4%
c,d
MPT Operating Partnership LP / MPT Finance Corp. , Senior
Secured Note , 144A, 8.5% , 2/15/32 .................... United States 750,000 786,907
Health Care Technology 0.5%
c,d
IQVIA, Inc. , Senior Note , 144A, 6.25% , 6/01/32 ............. United States 925,000 954,662
Hotel & Resort REITs 1.0%
c,d
Pebblebrook Hotel LP / PEB Finance Corp. , Senior Note , 144A,
6.375% , 10/15/29 .................................. United States 700,000 709,686
d
RHP Hotel Properties LP / RHP Finance Corp. ,
c
Senior Note, 144A, 7.25%, 7/15/28 .................... United States 300,000 308,981
c
Senior Note, 144A, 6.5%, 4/01/32 ..................... United States 700,000 719,900
Senior Note, 144A, 6.5%, 6/15/33 ..................... United States 275,000 284,233
d
XHR LP , Senior Note , 144A, 6.625% , 5/15/30 .............. United States 200,000 205,535
2,228,335
Hotels, Restaurants & Leisure 3.5%
b,d,f
24 Hour Fitness Worldwide, Inc. , Senior Note , 144A, 8% , 6/01/22 United States 1,800,000 —
d
Allwyn Entertainment Financing UK plc , Senior Secured Note ,
144A, 7.875% , 4/30/29 .............................. Czech Republic 800,000 833,745
c,d
Carnival Corp. , Senior Note , 144A, 5.75% , 8/01/32 .......... United States 835,000 849,821
d
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co.,
Inc. , Senior Note , 144A, 6.75% , 1/15/30 ................. United States 1,300,000 1,223,664
c,d
Great Canadian Gaming Corp. / Raptor LLC , Senior Secured
Note , 144A, 8.75% , 11/15/29 ......................... Canada 900,000 859,668

Franklin Universal Trust
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Hotels, Restaurants & Leisure (continued)
c,d
Mohegan Tribal Gaming Authority / MS Digital Entertainment
Holdings LLC , Senior Secured Note , 144A, 8.25% , 4/15/30 .. United States 650,000 $ 672,162
d
NCL Corp. Ltd. ,
Senior Note, 144A, 5.875%, 3/15/26 ................... United States 46,000 46,224
c
Senior Note, 144A, 6.75%, 2/01/32 .................... United States 500,000 515,969
d
Royal Caribbean Cruises Ltd. ,
Senior Note, 144A, 6.25%, 3/15/32 .................... United States 300,000 309,811
Senior Note, 144A, 6%, 2/01/33 ...................... United States 300,000 307,979
c,d
Station Casinos LLC , Senior Note , 144A, 4.5% , 2/15/28 ...... United States 400,000 394,514
c,d
Viking Cruises Ltd. , Senior Note , 144A, 7% , 2/15/29 ......... United States 600,000 604,466
c,d
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. , Senior
Note , 144A, 7.125% , 2/15/31 ......................... United States 800,000 861,634
7,479,657
Household Durables 2.3%
d
Ashton Woods USA LLC / Ashton Woods Finance Co. ,
c
Senior Note, 144A, 4.625%, 8/01/29 ................... United States 1,200,000 1,151,366
Senior Note, 144A, 6.875%, 8/01/33 ................... United States 70,000 70,191
c,d
Dream Finders Homes, Inc. , Senior Note , 144A, 8.25% , 8/15/28 United States 500,000 519,603
c,d
LGI Homes, Inc. , Senior Note , 144A, 8.75% , 12/15/28 ........ United States 800,000 838,482
c
M/I Homes, Inc. , Senior Note , 3.95% , 2/15/30 .............. United States 600,000 564,795
Newell Brands, Inc. ,
Senior Note, 6.375%, 5/15/30 ........................ United States 75,000 74,155
Senior Note, 6.625%, 5/15/32 ........................ United States 50,000 48,932
d
Senior Note, 144A, 8.5%, 6/01/28 ..................... United States 300,000 317,467
c,d
Weekley Homes LLC / Weekley Finance Corp. , Senior Note ,
144A, 4.875% , 9/15/28 .............................. United States 1,300,000 1,270,158
4,855,149
Household Products 0.1%
d
Energizer Holdings, Inc. , Senior Note , 144A, 4.375% , 3/31/29 .. United States 200,000 191,670
Independent Power and Renewable Electricity Producers 1.3%
c,d
Calpine Corp. , Senior Note , 144A, 4.625% , 2/01/29 .......... United States 700,000 692,100
d
Clearway Energy Operating LLC ,
c
Senior Bond, 144A, 3.75%, 1/15/32 .................... United States 400,000 360,339
Senior Note, 144A, 4.75%, 3/15/28 .................... United States 400,000 395,793
Senior Note, 144A, 3.75%, 2/15/31 .................... United States 300,000 276,130
d
Leeward Renewable Energy Operations LLC , Senior Note , 144A,
4.25% , 7/01/29 ................................... United States 1,000,000 943,466
2,667,828
Insurance 1.6%
d
Acrisure LLC / Acrisure Finance, Inc. ,
Senior Note, 144A, 8.5%, 6/15/29 ..................... United States 400,000 420,894
Senior Secured Note, 144A, 7.5%, 11/06/30 ............. United States 400,000 414,803
d
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer ,
Senior Note, 144A, 6.75%, 10/15/27 ................... United States 800,000 802,419
c
Senior Secured Note, 144A, 7%, 1/15/31 ................ United States 500,000 517,531
Jones Deslauriers Insurance Management, Inc. ,
d
Senior Note, 144A, 10.5%, 12/15/30 ................... Canada 1,200,000 1,275,149
3,430,796
Interactive Media & Services 0.0%
†
d
Snap, Inc. , Senior Note , 144A, 6.875% , 3/01/33 ............ United States 75,000 75,859

Franklin Universal Trust
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
IT Services 1.2%
c,d
Cablevision Lightpath LLC , Senior Secured Note , 144A, 3.875% ,
9/15/27 ......................................... United States 500,000 $ 493,726
d
Cogent Communications Group LLC / Cogent Finance, Inc. ,
c
Senior Note, 144A, 7%, 6/15/27 ...................... United States 700,000 697,453
Senior Secured Note, 144A, 6.5%, 7/01/32 .............. United States 475,000 452,770
c,d
Fortress Intermediate 3, Inc. , Senior Secured Note , 144A, 7.5% ,
6/01/31 ......................................... United States 600,000 631,788
d
Gartner, Inc. , Senior Note , 144A, 4.5% , 7/01/28 ............. United States 200,000 197,765
2,473,502
Machinery 1.7%
c,d
ATS Corp. , Senior Note , 144A, 4.125% , 12/15/28 ........... Canada 1,300,000 1,244,596
c,d
Calderys Financing LLC , Senior Secured Note , 144A, 11.25% ,
6/01/28 ......................................... France 800,000 847,684
c,d
ESAB Corp. , Senior Note , 144A, 6.25% , 4/15/29 ............ United States 600,000 617,678
c
Hillenbrand, Inc. , Senior Note , 6.25% , 2/15/29 .............. United States 600,000 613,677
d
Terex Corp. , Senior Note , 144A, 6.25% , 10/15/32 ........... United States 300,000 303,887
3,627,522
Media 3.2%
d
Clear Channel Outdoor Holdings, Inc. ,
Senior Note, 144A, 7.75%, 4/15/28 .................... United States 300,000 292,068
Senior Note, 144A, 7.5%, 6/01/29 ..................... United States 500,000 465,251
Senior Secured Note, 144A, 7.5%, 3/15/33 .............. United States 700,000 712,966
d
CSC Holdings LLC ,
Senior Bond, 144A, 3.375%, 2/15/31 ................... United States 300,000 192,104
Senior Note, 144A, 11.25%, 5/15/28 ................... United States 700,000 700,225
Senior Note, 144A, 11.75%, 1/31/29 ................... United States 200,000 183,573
d
Directv Financing LLC / Directv Financing Co-Obligor, Inc. , Senior
Secured Note , 144A, 5.875% , 8/15/27 .................. United States 200,000 199,154
d
EW Scripps Co. (The) , Senior Secured Note , 144A, 9.875% ,
8/15/30 ......................................... United States 750,000 705,756
d
Gray Media, Inc. ,
Secured Note, 144A, 9.625%, 7/15/32 .................. United States 390,000 392,298
Senior Bond, 144A, 5.375%, 11/15/31 .................. United States 300,000 221,407
Senior Secured Note, 144A, 7.25%, 8/15/33 ............. United States 355,000 349,989
c,d
McGraw-Hill Education, Inc. , Senior Secured Note , 144A,
7.375% , 9/01/31 ................................... United States 800,000 840,538
d
News Corp. , Senior Note , 144A, 3.875% , 5/15/29 ........... United States 200,000 193,255
d
Outfront Media Capital LLC / Outfront Media Capital Corp. ,
Senior Bond, 144A, 4.625%, 3/15/30 ................... United States 75,000 71,627
Senior Note, 144A, 5%, 8/15/27 ...................... United States 100,000 99,259
c,d
Sinclair Television Group, Inc. , Senior Secured Note , 144A,
8.125% , 2/15/33 ................................... United States 800,000 820,300
d
Univision Communications, Inc. , Senior Secured Note , 144A,
9.375% , 8/01/32 ................................... United States 275,000 289,772
6,729,542
Metals & Mining 1.7%
d
Cleveland-Cliffs, Inc. , Senior Note , 144A, 7% , 3/15/32 ........ United States 340,000 338,435
c
Commercial Metals Co. , Senior Bond , 3.875% , 2/15/31 ....... United States 700,000 652,647
d
Constellium SE ,
c
Senior Note, 144A, 3.75% , 4/15/29 .................... United States 600,000 569,238
Senior Note, 144A, 6.375%, 8/15/32 ................... United States 400,000 408,647
c,d
Fortescue Treasury Pty. Ltd. , Senior Bond , 144A, 4.375% ,
4/01/31 ......................................... Australia 500,000 475,758
d
Novelis Corp. ,
Senior Bond, 144A, 3.875%, 8/15/31 ................... United States 100,000 90,753

Franklin Universal Trust
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Metals & Mining (continued)
d
Novelis Corp., (continued)
Senior Note, 144A, 6.875%, 1/30/30 ................... United States 300,000 $ 311,476
Senior Note, 144A, 6.375%, 8/15/33 ................... United States 680,000 687,495
3,534,449
Mortgage Real Estate Investment Trusts (REITs) 0.7%
c,d
Apollo Commercial Real Estate Finance, Inc. , Senior Secured
Note , 144A, 4.625% , 6/15/29 ......................... United States 1,500,000 1,443,293
Oil, Gas & Consumable Fuels 7.2%
d
Antero Resources Corp. ,
Senior Note, 144A, 7.625%, 2/01/29 ................... United States 166,000 169,421
c
Senior Note, 144A, 5.375%, 3/01/30 ................... United States 700,000 705,588
d
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note, 144A, 8.125%, 1/15/27 ................... United States 900,000 898,449
c
Senior Secured Note, 144A, 9.25%, 7/15/29 ............. United States 800,000 820,000
d
Coronado Finance Pty. Ltd. , Senior Secured Note , 144A, 9.25% ,
10/01/29 ........................................ Australia 950,000 784,239
d
Crescent Energy Finance LLC ,
Senior Note, 144A, 7.375%, 1/15/33 ................... United States 295,000 288,423
c
Senior Note, 144A, 8.375%, 1/15/34 ................... United States 800,000 812,400
d
DT Midstream, Inc. , Senior Note , 144A, 4.125% , 6/15/29 ...... United States 300,000 291,751
c,d
EQT Corp. , Senior Note , 144A, 3.125% , 5/15/26 ............ United States 300,000 296,569
c,d
Expand Energy Corp. , Senior Note , 144A, 6.75% , 4/15/29 ..... United States 500,000 506,738
c,d
Hess Midstream Operations LP , Senior Note , 144A, 6.5% , 6/01/29 United States 500,000 517,305
d
Hilcorp Energy I LP / Hilcorp Finance Co. ,
Senior Bond, 144A, 7.25%, 2/15/35 .................... United States 200,000 195,282
c
Senior Note, 144A, 6%, 4/15/30 ...................... United States 300,000 297,084
c
Senior Note, 144A, 8.375%, 11/01/33 .................. United States 700,000 731,490
d
Kinetik Holdings LP , Senior Note , 144A, 5.875% , 6/15/30 ...... United States 400,000 403,676
d
Martin Midstream Partners LP / Martin Midstream Finance Corp. ,
Secured Note , 144A, 11.5% , 2/15/28 ................... United States 1,700,000 1,799,535
b,d,f
Murray Energy Corp. , Secured Note , 144A, 12% , 4/15/24 ..... United States 757,734 —
c,d
Northriver Midstream Finance LP , Senior Secured Note , 144A,
6.75% , 7/15/32 ................................... Canada 600,000 617,456
c,d
Sunoco LP , Senior Note , 144A, 7.25% , 5/01/32 ............. United States 500,000 529,252
Sunoco LP / Sunoco Finance Corp. ,
Senior Note, 6%, 4/15/27 ........................... United States 500,000 500,715
Senior Note, 4.5%, 5/15/29 .......................... United States 200,000 195,074
c,d
Venture Global Calcasieu Pass LLC ,
Senior Secured Bond, 144A, 4.125%, 8/15/31 ............ United States 300,000 281,864
Senior Secured Note, 144A, 3.875%, 8/15/29 ............ United States 300,000 287,795
d
Venture Global LNG, Inc. ,
c
Senior Secured Note, 144A, 8.125%, 6/01/28 ............ United States 600,000 622,097
c
Senior Secured Note, 144A, 9.5%, 2/01/29 .............. United States 500,000 550,019
c
Senior Secured Note, 144A, 8.375%, 6/01/31 ............ United States 500,000 524,901
Senior Secured Note, 144A, 9.875%, 2/01/32 ............ United States 400,000 435,802
d
Venture Global Plaquemines LNG LLC ,
Senior Secured Bond, 144A, 7.75%, 5/01/35 ............. United States 200,000 222,815
c
Senior Secured Bond, 144A, 6.75%, 1/15/36 ............. United States 490,000 514,537
Senior Secured Note, 144A, 7.5%, 5/01/33 .............. United States 200,000 219,499
Senior Secured Note, 144A, 6.5%, 1/15/34 .............. United States 295,000 308,155
15,327,931
Paper & Forest Products 0.2%
d
Magnera Corp. , Senior Note , 144A, 4.75% , 11/15/29 ......... United States 400,000 353,553

Franklin Universal Trust
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Passenger Airlines 0.7%
d
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. , Senior
Secured Note , 144A, 5.5% , 4/20/26 .................... United States 175,000 $ 175,457
d
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note ,
144A, 4.75% , 10/20/28 .............................. United States 700,000 704,132
d
OneSky Flight LLC , Senior Note , 144A, 8.875% , 12/15/29 ..... United States 250,000 262,896
d
United Airlines, Inc. ,
Senior Secured Note, 144A, 4.375%, 4/15/26 ............ United States 100,000 99,735
c
Senior Secured Note, 144A, 4.625%, 4/15/29 ............ United States 300,000 295,420
1,537,640
Personal Care Products 0.7%
c,d
Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige
International US LLC , Senior Secured Note , 144A, 6.625% ,
7/15/30 ......................................... United States 600,000 614,255
c,d
Opal Bidco SAS , Senior Secured Note , 144A, 6.5% , 3/31/32 ... France 950,000 967,336
1,581,591
Pharmaceuticals 0.5%
d
Endo Finance Holdings, Inc. , Senior Secured Note , 144A, 8.5% ,
4/15/31 ......................................... United States 200,000 213,171
c
Teva Pharmaceutical Finance Netherlands III BV ,
Senior Note, 4.75%, 5/09/27 ......................... Israel 600,000 596,977
Senior Note, 8.125%, 9/15/31 ........................ Israel 300,000 341,209
1,151,357
Professional Services 0.2%
d
CACI International, Inc. , Senior Note , 144A, 6.375% , 6/15/33 .. United States 425,000 438,894
Real Estate Management & Development 0.5%
c,d
Five Point Operating Co. LP / Five Point Capital Corp. , Senior
Note , 144A, 10.5% , 1/15/28 .......................... United States 335,834 338,910
c,d
Forestar Group, Inc. , Senior Note , 144A, 6.5% , 3/15/33 ....... United States 700,000 714,069
1,052,979
Software 1.0%
c,d
Camelot Finance SA , Senior Secured Note , 144A, 4.5% , 11/01/26 United States 86,000 85,041
d
Gen Digital, Inc. , Senior Note , 144A, 6.25% , 4/01/33 ......... United States 250,000 257,701
d
McAfee Corp. , Senior Note , 144A, 7.375% , 2/15/30 .......... United States 800,000 739,700
d
Rocket Software, Inc. , Senior Note , 144A, 6.5% , 2/15/29 ...... United States 1,100,000 1,059,302
2,141,744
Specialized REITs 1.0%
c,d
Iron Mountain, Inc. ,
Senior Bond, 144A, 5.625%, 7/15/32 ................... United States 300,000 297,936
Senior Note, 144A, 7%, 2/15/29 ...................... United States 700,000 721,493
d
Millrose Properties, Inc. , Senior Note , 144A, 6.375% , 8/01/30 .. United States 1,125,000 1,135,884
2,155,313
Specialty Retail 0.6%
c,d
Evergreen Acqco 1 LP / TVI, Inc. , Senior Secured Note , 144A,
9.75% , 4/26/28 ................................... United States 584,000 609,045
c,d
Gap, Inc. (The) , Senior Note , 144A, 3.625% , 10/01/29 ........ United States 700,000 657,108
1,266,153
Technology Hardware, Storage & Peripherals 0.3%
c,d
Seagate Data Storage Technology Pte. Ltd. , Senior Note , 144A,
5.875% , 7/15/30 ................................... United States 550,000 557,975

Franklin Universal Trust
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Textiles, Apparel & Luxury Goods 0.8%
d,e
Beach Acquisition Bidco LLC , Senior Note , 144A, PIK, 10% ,
7/15/33 ......................................... United States 720,000 $ 766,048
c,d
Hanesbrands, Inc. , Senior Note , 144A, 9% , 2/15/31 .......... United States 700,000 744,883
d
Under Armour, Inc. , Senior Note , 144A, 7.25% , 7/15/30 ....... United States 250,000 250,237
1,761,168
Trading Companies & Distributors 2.0%
c,d
EquipmentShare.com, Inc. ,
Secured Note, 144A, 9%, 5/15/28 ..................... United States 800,000 848,277
Secured Note, 144A, 8.625%, 5/15/32 .................. United States 600,000 647,015
d
Herc Holdings, Inc. ,
c
Senior Note, 144A, 6.625%, 6/15/29 ................... United States 900,000 927,633
Senior Note, 144A, 7%, 6/15/30 ...................... United States 150,000 156,213
Senior Note, 144A, 7.25%, 6/15/33 .................... United States 100,000 104,974
c,d
QXO Building Products, Inc. , Senior Secured Note , 144A, 6.75% ,
4/30/32 ......................................... United States 700,000 724,714
d
WESCO Distribution, Inc. ,
Senior Note, 144A, 6.375%, 3/15/29 ................... United States 400,000 412,331
Senior Note, 144A, 6.375%, 3/15/33 ................... United States 450,000 467,028
4,288,185
Wireless Telecommunication Services 1.3%
d,f
Altice France Holding SA , Senior Secured Note , 144A, 10.5% ,
5/15/27 ......................................... Luxembourg 1,500,000 541,057
c,d
Connect Finco SARL / Connect US Finco LLC , Senior Secured
Note , 144A, 9% , 9/15/29 ............................ United Kingdom 1,300,000 1,356,003
b,g
Digicel Group Holdings Ltd. , 29.112% , 11/17/33 ............. Bermuda 26,671 844
c,d
Zegona Finance plc , Senior Secured Note , 144A, 8.625% ,
7/15/29 ......................................... United Kingdom 901,000 959,826
2,857,730
Total Corporate Bonds (Cost $163,276,393) ...................................
160,286,297
h
Senior Floating Rate Interests 0.0%
†
IT Services 0.0%
†
e
Diamond Sports Net LLC, First Lien, Exit Term Loan, PIK, 15%,
1/03/28 ......................................... United States 39,486 34,674
Total Senior Floating Rate Interests (Cost $39,284) ............................
34,674
i
Marketplace Loans 1.0%
b
Financial Services 1.0%
a a a a a a
Total Marketplace Loans (Cost $2,277,402) ...................................
1,959,866
Asset-Backed Securities 0.0%
†
Financial Services 0.0%
†
d,j
Consumer Loan Underlying Bond Certificate Issuer Trust I ,
2019-52, PT, 144A, FRN, 16.268%, 1/15/45 .............. United States 714 376
2020-2, PT, 144A, FRN, 16.26%, 3/15/45 ................ United States 515 392
2020-7, PT, 144A, FRN, 16.119%, 4/17/45 ............... United States 165 25
793
a a a a a a
Total Asset-Backed Securities (Cost $1,086) ..................................
793

Franklin Universal Trust
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Municipal Bonds 0.2%
Arizona 0.2%
d
Maricopa County Industrial Development Authority , Grand Canyon
University Obligated Group , Revenue , 144A, 2024 , 7.375% ,
10/01/29 ........................................ United States 430,000 $ 451,641
Total Municipal Bonds (Cost $ 432,318) .......................................
451,641
Shares
a
Escrows and Litigation Trusts 0.0%
†
a,b
Endo GUC Trust, Escrow Account ....................... United States 51,454 —
a,b
Endo, Inc., Escrow Account ............................ United States 725,000 —
a
Expand Energy Corp., Escrow Account ................... United States 1,500,000 5,700
Total Escrows and Litigation Trusts (Cost $19,546) ............................
5,700
Total Long Term Investments (Cost $201,501,283) .............................
262,270,395
a
Short Term Investments 2.7%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 2.7%
k,l
Institutional Fiduciary Trust - Money Market Portfolio, 4.25% ... United States 5,815,421 5,815,421
Total Money Market Funds (Cost $5,815,421) .................................
5,815,421
Total Short Term Investments (Cost $5,815,421 ) ...............................
5,815,421
a
Total Investments (Cost $207,316,704) 126.1% ................................
$268,085,816
m
Credit Facility (28.2)% ......................................................
(60,000,000)
Other Assets, less Liabilities 2.1% ...........................................
4,513,872
Net Assets 100.0% .........................................................
$212,599,688
a a a
See Abbreviations on page 40 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.
c
A portion or all of the security is pledged as collateral in connection with the Fund’s credit facility.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2025, the aggregate value of these securities was $151,886,803, representing 71.4% of net assets.
e
Income may be received in additional securities and/or cash.
f
Defaulted security or security for which income has been deemed uncollectible. See Note 6.
g
The rate shown represents the yield at period end.
h
See Note 1(c) regarding senior floating rate interests.
i
See Note 1(d) regarding Marketplace Lending. See full breakdown of marketplace loans holdings in the table at the end of this schedule.
j
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
k
See Note 3(c) regarding investments in affiliated management investment companies.
l
The rate shown is the annualized seven-day effective yield at period end.
m
See Note 7 regarding credit facility.

Franklin Universal Trust
Schedule of Investments, August 31, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

At August 31, 2025, the Fund had the following marketplace loans outstanding. See Note 1(d).
Description
Principal
Amount Value
Marketplace Loans - 1.0%
Freedom Financial Asset Management LLC
APP-10111431.FP.FTS.B, 10.99%, 9/30/25 $ 1,139 $ 987
APP-10578403.FP.FTS.B, 15.99%, 10/30/25 1,265 1,271
APP-10561192.FP.FTS.B, 8.99%, 11/03/25 925 927
APP-11843242.FP.FTS.B, 12.24%, 12/15/25 1,833 1,842
APP-12378685.FP.FTS.B, 15.99%, 2/01/26 2,205 2,222
APP-10868780.FP.FTS.B, 14.49%, 2/27/26 5,679 5,814
APP-12281543.FP.FTS.B, 16.74%, 3/08/26 5,916 6,029
APP-12397373.FP.FTS.B, 15.99%, 3/15/26 2,346 2,371
APP-11799488.FP.FTS.B, 16.99%, 3/16/26 3,855 3,939
APP-12421465.FP.FTS.B, 17.99%, 3/23/26 872 873
APP-13511680.FP.FTS.B, 12.84%, 5/05/26 3,068 3,094
APP-13477482.FP.FTS.B, 10.34%, 5/18/26 8,080 8,158
APP-13527002.FP.FTS.B, 15.59%, 5/19/26 2,229 2,255
APP-14943761.FP.FTS.B, 15.99%, 6/01/26 5,273 5,335
a
APP-12270812.FP.FTS.B, 16.99%, 6/22/26 4,574 514
APP-15053141.FP.FTS.B, 18.99%, 7/15/26 5,522 5,707
APP-15054013.FP.FTS.B, 17.99%, 7/20/26 4,548 4,670
APP-15109634.FP.FTS.B, 19.49%, 7/21/26 2,838 2,916
APP-15073340.FP.FTS.B, 15.99%, 7/25/26 2,721 2,758
APP-14860724.FP.FTS.B, 20.99%, 7/26/26 5,618 5,886
APP-14956830.FP.FTS.B, 15.74%, 7/28/26 8,889 9,122
APP-10133595.FP.FTS.B, 11.99%, 8/11/26 5,001 5,052
APP-10145662.FP.FTS.B, 18.99%, 9/17/26 6,324 6,514
APP-13256383.FP.FTS.B, 7.99%, 9/18/26 . 11,032 11,168
APP-10460831.FP.FTS.B, 21.99%, 9/19/26 2,370 2,456
APP-10572421.FP.FTS.B, 10.49%, 9/20/26 771 771
APP-10845328.FP.FTS.B, 11.99%, 10/16/26 7,691 7,782
APP-10704368.FP.FTS.B, 14.99%, 10/16/26 5,802 5,896
APP-10745909.FP.FTS.B, 17.99%, 10/16/26 15,845 16,101
APP-10581131.FP.FTS.B, 22.49%, 10/22/26 3,206 3,338
APP-11119432.FP.FTS.B, 11.99%, 11/03/26 6,765 6,837
APP-11187454.FP.FTS.B, 22.49%, 11/10/26 975 974
a
APP-15107872.FP.FTS.B, 20.49%, 11/15/26 3,033 923
APP-10848002.FP.FTS.B, 17.99%, 11/19/26 7,944 8,173
APP-10671079.FP.FTS.B, 11.99%, 11/30/26 8,259 8,342
APP-11094577.FP.FTS.B, 19.49%, 12/08/26 4,350 4,522
APP-11021456.FP.FTS.B, 20.99%, 12/15/26 13,374 13,969
APP-11007668.FP.FTS.B, 19.99%, 12/19/26 6,564 6,821
APP-11111264.FP.FTS.B, 16.49%, 12/20/26 4,120 4,199
APP-11677084.FP.FTS.B, 15.49%, 12/26/26 15,262 15,488
APP-11799609.FP.FTS.B, 10.99%, 1/01/27 10,930 11,055
APP-11036570.FP.FTS.B, 22.99%, 1/20/27 1,920 1,922
APP-11844341.FP.FTS.B, 16.74%, 2/01/27 13,083 13,425
APP-11824892.FP.FTS.B, 16.99%, 2/03/27 6,337 6,436
APP-12397051.FP.FTS.B, 17.49%, 2/06/27 4,721 4,852
APP-11743079.FP.FTS.B, 16.24%, 2/07/27 16,164 9,668
APP-11838245.FP.FTS.B, 19.99%, 2/11/27 2,845 2,902
APP-11752200.FP.FTS.B, 21.49%, 2/23/27 3,488 3,516
APP-10128827.FP.FTS.B, 25.49%, 2/24/27 3,107 3,218
APP-11674918.FP.FTS.B, 20.49%, 2/25/27 10,442 10,890
APP-10848317.FP.FTS.B, 12.24%, 2/28/27 8,057 8,184
APP-12106158.FP.FTS.B, 11.24%, 3/07/27 6,281 6,359
APP-12407302.FP.FTS.B, 18.99%, 3/15/27 4,713 4,865
APP-12341500.FP.FTS.B, 20.49%, 3/20/27 7,060 7,390
APP-12396943.FP.FTS.B, 13.49%, 3/21/27 6,877 7,001
Description
Principal
Amount Value
Freedom Financial Asset Management LLC
(continued)
APP-12270734.FP.FTS.B, 16.99%, 3/21/27 $ 7,532 $ 7,696
APP-13531026.FP.FTS.B, 11.59%, 3/28/27 9,899 10,077
APP-13513406.FP.FTS.B, 14.34%, 4/01/27 20,649 20,948
APP-11744634.FP.FTS.B, 19.99%, 4/01/27 8,678 8,996
a
APP-11872928.FP.FTS.B, 11.24%, 4/15/27 7,312 1,445
APP-11801830.FP.FTS.B, 16.49%, 4/30/27 9,144 9,311
APP-13478834.FP.FTS.B, 16.99%, 5/03/27 8,800 9,078
APP-13047632.FP.FTS.B, 11.49%, 5/05/27 3,723 3,761
APP-08710316.FP.FTS.B, 10.99%, 5/13/27 13,470 13,665
APP-13498730.FP.FTS.B, 11.34%, 5/15/27 8,095 8,219
APP-11845152.FP.FTS.B, 11.74%, 5/15/27 8,190 8,258
APP-13453359.FP.FTS.B, 18.24%, 5/15/27 12,123 9,499
APP-13227905.FP.FTS.B, 21.99%, 5/18/27 4,759 4,964
APP-13507352.FP.FTS.B, 20.49%, 5/19/27 4,185 4,331
APP-13485605.FP.FTS.B, 18.99%, 5/20/27 6,140 6,330
APP-12304720.FP.FTS.B, 18.74%, 7/06/27 14,300 14,511
APP-14906773.FP.FTS.B, 9.74%, 7/15/27 . 16,984 17,240
APP-15064429.FP.FTS.B, 14.49%, 7/15/27 12,237 12,446
APP-15057995.FP.FTS.B, 18.99%, 7/23/27 4,828 4,938
APP-15058449.FP.FTS.B, 11.99%, 7/25/27 5,361 5,454
APP-15078317.FP.FTS.B, 13.99%, 7/25/27 9,488 9,675
APP-13302186.FP.FTS.B, 20.49%, 7/25/27 7,598 7,955
APP-15053719.FP.FTS.B, 16.99%, 7/28/27 5,508 5,618
APP-15053776.FP.FTS.B, 17.49%, 7/30/27 5,902 6,090
APP-15048744.FP.FTS.B, 16.49%, 7/31/27 11,347 11,690
APP-15039962.FP.FTS.B, 12.49%, 8/28/27 24,800 25,196
APP-15070181.FP.FTS.B, 19.99%, 9/15/27 8,511 6,260
APP-14958373.FP.FTS.B, 12.24%, 9/16/27 9,121 9,303
APP-10224478.FP.FTS.B, 20.49%, 2/15/28 11,912 12,410
APP-15070551.FP.FTS.B, 24.74%, 4/27/28 10,934 11,527
594,590
LendingClub Corp.
160809803.LC.FTS.B, 13.08%, 11/08/34 .. 1,592 1,588
167747801.LC.FTS.B, 16.12%, 3/15/35 ... 3,930 –
1,588
LendingClub Corp. - LCX PM
185030629.LC.FTS.B, 28.99%, 1/13/27 ... 2,612 2,699
185203099.LC.FTS.B, 21.99%, 1/19/27 ... 3,983 4,053
185257156.LC.FTS.B, 23.99%, 1/19/27 ... 6,088 1,164
185208719.LC.FTS.B, 27.99%, 1/19/27 ... 3,872 3,994
185284755.LC.FTS.B, 20.24%, 1/21/27 ... 9,162 9,321
184608676.LC.FTS.B, 21.99%, 1/21/27 ... 8,063 –
185280664.LC.FTS.B, 21.99%, 1/21/27 ... 7,351 7,513
186073191.LC.FTS.B, 23.99%, 1/26/27 ... 4,008 4,128
185465019.LC.FTS.B, 21.99%, 1/27/27 ... 10,020 10,331
184862697.LC.FTS.B, 13.19%, 1/28/27 ... 5,557 5,548
185102499.LC.FTS.B, 17.49%, 1/28/27 ... 5,985 5,995
185625736.LC.FTS.B, 17.24%, 1/31/27 ... 4,743 4,757
185553869.LC.FTS.B, 17.44%, 1/31/27 ... 6,160 6,187
185801067.LC.FTS.B, 15.19%, 2/04/27 ... 5,736 5,713
185785605.LC.FTS.B, 16.99%, 2/04/27 ... 9,543 9,540
186105140.LC.FTS.B, 14.99%, 2/10/27 ... 5,095 –
186037923.LC.FTS.B, 23.49%, 2/12/27 ... 3,013 3,090

Franklin Universal Trust
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
LendingClub Corp. - LCX PM (continued)
185962334.LC.FTS.B, 16.49%, 2/14/27 ... $ 16,237 $ –
186055580.LC.FTS.B, 19.49%, 2/14/27 ... 11,396 –
186114907.LC.FTS.B, 24.99%, 2/14/27 ... 2,512 –
185788975.LC.FTS.B, 20.44%, 2/15/27 ... 16,612 16,782
185737435.LC.FTS.B, 19.74%, 2/16/27 ... 8,294 –
188681928.LC.FTS.B, 22.99%, 4/25/27 ... 4,645 –
188818650.LC.FTS.B, 20.99%, 4/26/27 ... 2,900 2,955
188684882.LC.FTS.B, 23.99%, 4/26/27 ... 2,963 3,007
188844587.LC.FTS.B, 20.99%, 4/27/27 ... 4,531 4,619
188821742.LC.FTS.B, 23.99%, 4/27/27 ... 9,395 9,727
188832786.LC.FTS.B, 27.99%, 4/27/27 ... 2,465 2,565
188770586.LC.FTS.B, 21.49%, 4/28/27 ... 8,208 8,317
188825826.LC.FTS.B, 23.49%, 4/28/27 ... 4,675 4,833
188877761.LC.FTS.B, 25.99%, 4/28/27 ... 3,438 3,566
188729615.LC.FTS.B, 28.99%, 4/28/27 ... 12,473 12,935
188806927.LC.FTS.B, 23.99%, 4/30/27 ... 7,436 7,586
188652977.LC.FTS.B, 23.99%, 5/24/27 ... 1,732 1,770
185215933.LC.FTS.B, 28.99%, 6/25/27 ... 11,634 –
185440062.LC.FTS.B, 17.49%, 9/25/27 ... 11,730 11,620
186004411.LC.FTS.B, 21.99%, 11/28/27 .. 8,605 1,694
185051135.LC.FTS.B, 15%, 12/28/27 .... 14,097 11,633
a
188698368.LC.FTS.B, 20.99%, 4/27/28 ... 15,061 1,975
184905245.LC.FTS.B, 15.99%, 1/19/35 ... 5,143 –
185806351.LC.FTS.B, 18.99%, 2/07/35 ... 3,381 –
189,617
Prosper Funding LLC
1606127.PS.FTS.B, 15.2%, 8/17/26 ..... 2,428 2,447
1608617.PS.FTS.B, 13.7%, 8/20/26 ..... 1,549 1,548
1609277.PS.FTS.B, 15.7%, 8/23/26 ..... 3,761 3,796
1621428.PS.FTS.B, 20%, 8/26/26 ....... 2,866 2,927
1611746.PS.FTS.B, 14.29%, 8/27/26 .... 2,527 2,529
1610327.PS.FTS.B, 27.6%, 9/17/26 ..... 2,880 3,005
1635897.PS.FTS.B, 12%, 9/23/26 ....... 5,937 5,943
1627036.PS.FTS.B, 16.33%, 9/25/26 .... 3,946 3,974
1637445.PS.FTS.B, 13.3%, 9/27/26 ..... 2,975 2,976
1634247.PS.FTS.B, 16.7%, 10/05/26 .... 7,518 7,568
1626046.PS.FTS.B, 15.18%, 10/16/26 ... 3,076 3,069
1635735.PS.FTS.B, 14.68%, 10/22/26 ... 4,621 4,616
1644875.PS.FTS.B, 11.6%, 10/26/26 .... 2,157 2,156
1648324.PS.FTS.B, 12.2%, 10/26/26 .... 5,809 5,807
1645337.PS.FTS.B, 18.48%, 10/27/26 ... 6,849 7,003
1646123.PS.FTS.B, 13.32%, 10/28/26 ... 2,364 2,417
1661010.PS.FTS.B, 12.5%, 11/05/26 .... 8,081 8,048
1651868.PS.FTS.B, 9.45%, 11/08/26 .... 3,859 3,841
1658185.PS.FTS.B, 10.5%, 11/08/26 .... 2,707 2,698
1653323.PS.FTS.B, 16%, 11/09/26 ...... 3,941 3,956
1666362.PS.FTS.B, 19%, 11/09/26 ...... 2,406 2,445
1666911.PS.FTS.B, 10.62%, 11/10/26 .... 3,919 3,908
1660066.PS.FTS.B, 12.6%, 11/10/26 .... 10,896 10,864
1666890.PS.FTS.B, 17%, 11/10/26 ...... 5,433 5,515
1666359.PS.FTS.B, 21%, 11/15/26 ...... 2,180 2,255
1651871.PS.FTS.B, 20.66%, 11/20/26 .... 1,989 2,016
1651913.PS.FTS.B, 25.67%, 11/22/26 .... 2,814 2,907
1672316.PS.FTS.B, 10.44%, 12/14/26 ... 4,153 4,135
1685634.PS.FTS.B, 12.5%, 12/14/26 .... 2,946 697
1672730.PS.FTS.B, 13.8%, 12/14/26 .... 11,827 11,839
Description
Principal
Amount Value
Prosper Funding LLC (continued)
1678372.PS.FTS.B, 22.8%, 12/14/26 .... $ 4,247 $ 4,408
1687344.PS.FTS.B, 19%, 12/17/26 ...... 1,793 1,829
1685997.PS.FTS.B, 12.87%, 12/18/26 ... 3,002 2,989
1678354.PS.FTS.B, 11.07%, 12/20/26 .... 4,863 4,842
1675010.PS.FTS.B, 12.5%, 12/20/26 .... 3,362 3,354
1685637.PS.FTS.B, 11.7%, 12/28/26 .... 10,503 10,567
1672718.PS.FTS.B, 14.38%, 1/07/27 .... 2,963 2,946
1700808.PS.FTS.B, 11.4%, 1/12/27 ..... 3,428 3,414
1701108.PS.FTS.B, 15.7%, 1/12/27 ..... 12,804 12,824
1694491.PS.FTS.B, 12.62%, 1/13/27 .... 5,239 5,218
1701537.PS.FTS.B, 19.3%, 1/13/27 ..... 5,654 5,751
a
1689173.PS.FTS.B, 11.2%, 1/14/27 ..... 8,871 –
1695787.PS.FTS.B, 11.7%, 1/14/27 ..... 8,610 8,577
1694719.PS.FTS.B, 16.93%, 1/17/27 .... 6,725 6,718
1694725.PS.FTS.B, 18.4%, 1/19/27 ..... 5,663 5,771
1702455.PS.FTS.B, 15.18%, 1/20/27 .... 5,908 5,875
1689251.PS.FTS.B, 19%, 1/21/27 ....... 1,551 1,576
1707746.PS.FTS.B, 9.45%, 2/14/27 ..... 2,516 2,505
1720917.PS.FTS.B, 13.7%, 2/15/27 ..... 4,670 4,678
1714648.PS.FTS.B, 16.7%, 2/15/27 ..... 2,925 2,928
1721346.PS.FTS.B, 16.7%, 2/15/27 ..... 7,800 7,954
1714642.PS.FTS.B, 18.7%, 2/15/27 ..... 4,005 4,083
1714627.PS.FTS.B, 11.4%, 2/17/27 ..... 7,611 7,567
a
1703169.PS.FTS.B, 25.6%, 2/25/27 ..... 9,121 1,386
1752624.PS.FTS.B, 17.23%, 4/05/27 .... 8,646 8,577
1753011.PS.FTS.B, 12%, 4/06/27 ....... 6,028 5,965
1754293.PS.FTS.B, 13.4%, 4/12/27 ..... 206 204
1747163.PS.FTS.B, 16.2%, 4/12/27 ..... 10,657 10,600
1744328.PS.FTS.B, 14.89%, 4/15/27 .... 8,454 8,396
1752654.PS.FTS.B, 12.76%, 4/30/27 .... 6,510 6,432
a
1750735.PS.FTS.B, 16%, 5/15/27 ....... 3,319 447
1650328.PS.FTS.B, 11.2%, 7/29/27 ..... 4,608 4,519
1705005.PS.FTS.B, 15%, 1/15/28 ....... 14,847 14,601
a
1743776.PS.FTS.B, 20.4%, 4/06/35 ..... 12,743 –
1752241.PS.FTS.B, 14.7%, 5/10/35 ..... 11,875 11,722
a
1701129.PS.FTS.B, 16.4%, 7/17/35 ..... 787 220
316,348
Upgrade, Inc. - Card
992301470.UG.FTS.B, 28.98%, 12/02/25 . 68 70
992238906.UG.FTS.B, 22.97%, 4/03/28 .. 2,660 1,705
992460328.UG.FTS.B, 29.49%, 8/01/30 .. 8 2
1,777
Upstart Network, Inc.
FW1729657.UP.FTS.B, 9.44%, 9/17/26 ... 1,822 1,324
L1729743.UP.FTS.B, 11.64%, 9/17/26 .... 13,396 13,153
L1730112.UP.FTS.B, 15.91%, 9/17/26 .... 863 853
FW1730043.UP.FTS.B, 21.14%, 9/17/26 .. 1,469 1,446
L1730290.UP.FTS.B, 23.01%, 9/17/26 .... 2,444 2,406
L1729627.UP.FTS.B, 24.42%, 9/17/26 .... 3,279 3,230
FW1730150.UP.FTS.B, 30.64%, 9/17/26 .. 202 199
FW1729390.UP.FTS.B, 32.18%, 9/17/26 .. 914 690
FW1728926.UP.FTS.B, 32.35%, 9/17/26 .. 902 889
FW1902353.UP.FTS.B, 5.71%, 10/22/26 .. 3,633 3,529
FW1901571.UP.FTS.B, 16.95%, 10/22/26 . 3,920 3,881

Franklin Universal Trust
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L1901212.UP.FTS.B, 19.55%, 10/22/26 ... $ 1,984 $ 1,955
L1902855.UP.FTS.B, 19.55%, 10/22/26 ... 979 965
L1901067.UP.FTS.B, 23.17%, 10/22/26 ... 5,480 4,035
L1902683.UP.FTS.B, 25.19%, 10/22/26 ... 4,249 4,196
L1901951.UP.FTS.B, 25.24%, 10/22/26 ... 851 840
FW1902836.UP.FTS.B, 25.41%, 10/22/26 . 16,427 16,214
a
L1902657.UP.FTS.B, 25.42%, 10/22/26 ... 824 143
FW1902401.UP.FTS.B, 25.71%, 10/22/26 . 1,678 1,657
FW1902199.UP.FTS.B, 26.04%, 10/22/26 . 1,507 1,488
FW1901303.UP.FTS.B, 31.21%, 10/22/26 . 1,461 1,444
FW1900628.UP.FTS.B, 31.23%, 10/22/26 . 423 418
FW1902681.UP.FTS.B, 31.63%, 10/22/26 . 2,918 2,886
FW1902299.UP.FTS.B, 31.27%, 10/27/26 . 2,955 2,923
FW1901195.UP.FTS.B, 18.66%, 10/28/26 . 743 732
L1902840.UP.FTS.B, 22.56%, 11/06/26 ... 4,760 4,695
L2032896.UP.FTS.B, 9.9%, 11/12/26 ..... 2,081 2,032
L2032147.UP.FTS.B, 11.65%, 11/12/26 ... 2,451 2,403
L2032600.UP.FTS.B, 12.19%, 11/12/26 ... 2,232 2,189
L2032561.UP.FTS.B, 12.57%, 11/12/26 ... 4,664 4,574
FW2032727.UP.FTS.B, 12.91%, 11/12/26 . 1,094 1,073
L2032226.UP.FTS.B, 14.31%, 11/12/26 ... 7,654 7,510
L2031580.UP.FTS.B, 14.88%, 11/12/26 ... 236 233
L2032373.UP.FTS.B, 14.92%, 11/12/26 ... 3,491 1,931
FW2032722.UP.FTS.B, 14.98%, 11/12/26 . 1,259 1,240
FW2031845.UP.FTS.B, 15.93%, 11/12/26 . 5,531 3,084
L2033008.UP.FTS.B, 17.14%, 11/12/26 ... 2,138 2,112
L2031479.UP.FTS.B, 17.32%, 11/12/26 ... 5,276 5,211
L2030768.UP.FTS.B, 17.71%, 11/12/26 ... 1,683 1,663
L2032284.UP.FTS.B, 17.94%, 11/12/26 ... 1,700 1,670
L2032006.UP.FTS.B, 17.99%, 11/12/26 ... 1,595 1,569
L2032849.UP.FTS.B, 19.14%, 11/12/26 ... 4,127 4,078
L2030806.UP.FTS.B, 19.55%, 11/12/26 ... 1,385 1,361
FW2032947.UP.FTS.B, 19.59%, 11/12/26 . 8,738 8,579
L2032060.UP.FTS.B, 20.25%, 11/12/26 ... 2,098 2,063
L2032456.UP.FTS.B, 20.93%, 11/12/26 ... 526 517
L2032183.UP.FTS.B, 24.12%, 11/12/26 ... 3,694 3,629
FW2031174.UP.FTS.B, 25.25%, 11/12/26 . 3,555 3,495
FW2032753.UP.FTS.B, 27.55%, 11/12/26 . 536 527
FW2032946.UP.FTS.B, 27.87%, 11/12/26 . 9,673 9,516
FW2032799.UP.FTS.B, 29.91%, 11/12/26 . 957 941
FW2031644.UP.FTS.B, 30.67%, 11/12/26 . 725 714
FW2032325.UP.FTS.B, 31.07%, 11/12/26 . 486 478
FW2031715.UP.FTS.B, 31.33%, 11/12/26 . 1,948 1,918
L2031623.UP.FTS.B, 9.89%, 11/16/26 .... 10,237 9,996
a
L2102006.UP.FTS.B, 8.84%, 11/23/26 .... 17,550 1,467
L2102059.UP.FTS.B, 12.22%, 11/23/26 ... 7,004 6,871
L2101522.UP.FTS.B, 12.34%, 11/23/26 ... 10,377 10,191
L2103822.UP.FTS.B, 12.78%, 11/23/26 ... 1,561 1,533
L2102939.UP.FTS.B, 13.35%, 11/23/26 ... 1,102 1,082
L2076017.UP.FTS.B, 13.49%, 11/23/26 ... 1,034 1,017
L2068146.UP.FTS.B, 16.06%, 11/23/26 ... 1,277 1,265
L2102751.UP.FTS.B, 16.5%, 11/23/26 .... 1,322 1,310
L2050778.UP.FTS.B, 18.01%, 11/23/26 ... 3,044 3,016
L2102051.UP.FTS.B, 19.71%, 11/23/26 ... 1,952 1,925
FW2102941.UP.FTS.B, 20.37%, 11/23/26 . 7,002 6,906
L2102313.UP.FTS.B, 20.5%, 11/23/26 .... 512 505
L2102400.UP.FTS.B, 22.64%, 11/23/26 ... 2,103 2,076
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2101750.UP.FTS.B, 24.17%, 11/23/26 ... $ 2,796 $ 2,756
FW2102727.UP.FTS.B, 24.84%, 11/23/26 . 1,493 1,475
L2103842.UP.FTS.B, 25.11%, 11/23/26 ... 1,498 1,479
L2101880.UP.FTS.B, 25.39%, 11/23/26 ... 1,232 368
L2102028.UP.FTS.B, 25.89%, 11/23/26 ... 2,269 2,242
FW2101678.UP.FTS.B, 26.5%, 11/23/26 .. 1,446 1,427
FW2103284.UP.FTS.B, 27.1%, 11/23/26 .. 1,443 1,426
FW2103786.UP.FTS.B, 31.2%, 11/23/26 .. 547 198
FW2031117.UP.FTS.B, 18.34%, 11/27/26 . 3,390 3,332
L2250662.UP.FTS.B, 8.88%, 12/14/26 .... 3,424 3,340
L2249279.UP.FTS.B, 9.09%, 12/14/26 .... 1,567 1,528
L2251398.UP.FTS.B, 9.28%, 12/14/26 .... 2,506 2,445
FW2251249.UP.FTS.B, 10.34%, 12/14/26 . 6,057 5,932
a
L2248805.UP.FTS.B, 10.51%, 12/14/26 ... 3,745 600
L2249903.UP.FTS.B, 11.03%, 12/14/26 ... 966 947
L2250070.UP.FTS.B, 12.15%, 12/14/26 ... 1,947 1,911
L2247235.UP.FTS.B, 13.18%, 12/14/26 ... 1,333 1,307
L2249248.UP.FTS.B, 16.43%, 12/14/26 ... 4,121 4,070
L2249629.UP.FTS.B, 17.8%, 12/14/26 .... 2,211 2,170
L2249412.UP.FTS.B, 19.96%, 12/14/26 ... 729 721
L2248975.UP.FTS.B, 19.98%, 12/14/26 ... 2,743 2,711
L2250558.UP.FTS.B, 20.67%, 12/14/26 ... 3,029 2,971
L2251409.UP.FTS.B, 20.71%, 12/14/26 ... 4,479 4,402
L2251393.UP.FTS.B, 20.81%, 12/14/26 ... 1,790 1,757
L2249780.UP.FTS.B, 21.14%, 12/14/26 ... 3,002 2,947
L2250707.UP.FTS.B, 21.52%, 12/14/26 ... 2,209 2,184
L2249149.UP.FTS.B, 21.87%, 12/14/26 ... 3,791 3,728
FW2248314.UP.FTS.B, 21.92%, 12/14/26 . 1,328 1,304
L2249898.UP.FTS.B, 22.33%, 12/14/26 ... 8,277 8,185
L2251333.UP.FTS.B, 22.77%, 12/14/26 ... 6,229 4,521
L2250010.UP.FTS.B, 23.56%, 12/14/26 ... 1,941 1,907
a
FW2248932.UP.FTS.B, 23.62%, 12/14/26 . 944 68
L2249765.UP.FTS.B, 23.67%, 12/14/26 ... 1,555 1,528
L2250334.UP.FTS.B, 24.44%, 12/14/26 ... 3,416 3,360
L2250314.UP.FTS.B, 24.91%, 12/14/26 ... 1,394 1,370
L2249782.UP.FTS.B, 24.98%, 12/14/26 ... 1,661 1,632
L2248144.UP.FTS.B, 25.08%, 12/14/26 ... 1,839 1,806
L2249856.UP.FTS.B, 25.32%, 12/14/26 ... 476 468
L2249823.UP.FTS.B, 25.41%, 12/14/26 ... 1,496 1,479
L2250992.UP.FTS.B, 25.92%, 12/14/26 ... 4,230 3,027
FW2248550.UP.FTS.B, 26.2%, 12/14/26 .. 1 1
L2249257.UP.FTS.B, 26.38%, 12/14/26 ... 3,703 3,640
FW2249976.UP.FTS.B, 28.77%, 12/14/26 . 546 537
FW2249951.UP.FTS.B, 30.44%, 12/14/26 . 827 814
FW2249983.UP.FTS.B, 30.63%, 12/14/26 . 825 812
FW2249049.UP.FTS.B, 30.95%, 12/14/26 . 2,750 2,707
FW2249041.UP.FTS.B, 31.12%, 12/14/26 . 473 465
FW2250974.UP.FTS.B, 31.12%, 12/14/26 . 1,462 1,055
FW2251410.UP.FTS.B, 31.25%, 12/14/26 . 2,336 654
L2141755.UP.FTS.B, 8.51%, 12/15/26 .... 14,640 14,294
L2252339.UP.FTS.B, 8.65%, 12/15/26 .... 8,202 5,535
L2252737.UP.FTS.B, 8.71%, 12/15/26 .... 6,518 6,360
L2252298.UP.FTS.B, 8.83%, 12/15/26 .... 295 291
L2252476.UP.FTS.B, 9.18%, 12/15/26 .... 3,129 3,053
FW2253701.UP.FTS.B, 10.99%, 12/15/26 . 4,135 4,053
L2253738.UP.FTS.B, 11.28%, 12/15/26 ... 9,708 9,516
L2247794.UP.FTS.B, 12.65%, 12/15/26 ... 1,488 1,459

Franklin Universal Trust
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2252976.UP.FTS.B, 16.75%, 12/15/26 ... $ 2,196 $ 2,170
L2253164.UP.FTS.B, 17.76%, 12/15/26 ... 745 734
FW2251546.UP.FTS.B, 19.76%, 12/15/26 . 5,529 5,436
L2252318.UP.FTS.B, 20.43%, 12/15/26 ... 1,114 1,096
L2251727.UP.FTS.B, 20.77%, 12/15/26 ... 938 922
L2252135.UP.FTS.B, 22.59%, 12/15/26 ... 1,149 1,130
L2250541.UP.FTS.B, 24.85%, 12/15/26 ... 1,174 1,155
L2252209.UP.FTS.B, 25.21%, 12/15/26 ... 499 166
L2252447.UP.FTS.B, 25.4%, 12/15/26 .... 478 470
FW2253392.UP.FTS.B, 25.5%, 12/15/26 .. 2,934 2,886
FW2248936.UP.FTS.B, 26.48%, 12/15/26 . 2,287 2,251
FW2252023.UP.FTS.B, 28.67%, 12/15/26 . 1,908 1,879
FW2253234.UP.FTS.B, 28.94%, 12/15/26 . 4,405 4,338
FW2252233.UP.FTS.B, 30.05%, 12/15/26 . 1,056 1,041
FW2252687.UP.FTS.B, 30.62%, 12/15/26 . 6,902 2,034
FW2253542.UP.FTS.B, 31.19%, 12/15/26 . 814 802
L2251912.UP.FTS.B, 13.91%, 12/19/26 ... 1,182 1,159
L2252296.UP.FTS.B, 8.02%, 12/26/26 .... 4,606 4,494
L2251043.UP.FTS.B, 12.11%, 12/28/26 ... 10,540 10,331
L2499407.UP.FTS.B, 5.37%, 1/24/27 .... 15,545 15,049
L2499766.UP.FTS.B, 6.26%, 1/24/27 .... 1,843 1,786
L2500086.UP.FTS.B, 7.95%, 1/24/27 .... 3,257 3,186
L2497458.UP.FTS.B, 8.44%, 1/24/27 .... 11,337 11,058
L2497353.UP.FTS.B, 9.69%, 1/24/27 .... 3,981 3,888
L2500305.UP.FTS.B, 11.35%, 1/24/27 .... 342 336
FW2499235.UP.FTS.B, 11.45%, 1/24/27 .. 2,219 2,176
L2497797.UP.FTS.B, 12.7%, 1/24/27 .... 2,447 2,400
L2498730.UP.FTS.B, 14.35%, 1/24/27 .... 2,159 2,118
L2500513.UP.FTS.B, 14.9%, 1/24/27 .... 7,225 7,091
L2494019.UP.FTS.B, 16.44%, 1/24/27 .... 2,216 2,194
L2497377.UP.FTS.B, 16.51%, 1/24/27 .... 2,034 2,014
L2500130.UP.FTS.B, 18.16%, 1/24/27 .... 2,650 2,612
L2500098.UP.FTS.B, 18.6%, 1/24/27 .... 2,858 2,831
L2497754.UP.FTS.B, 19.19%, 1/24/27 .... 1,191 1,174
a
L2498546.UP.FTS.B, 19.91%, 1/24/27 .... 3,247 233
L2497528.UP.FTS.B, 19.93%, 1/24/27 .... 1,941 1,913
L2499090.UP.FTS.B, 20.13%, 1/24/27 .... 2,335 2,302
FW2499205.UP.FTS.B, 20.72%, 1/24/27 .. 2,508 2,467
L2499153.UP.FTS.B, 21.13%, 1/24/27 .... 428 422
L2497527.UP.FTS.B, 21.34%, 1/24/27 .... 1,978 1,950
FW2494038.UP.FTS.B, 22.37%, 1/24/27 .. 1,605 1,583
FW2497553.UP.FTS.B, 23.05%, 1/24/27 .. 6,904 6,808
L2500427.UP.FTS.B, 23.85%, 1/24/27 .... 4,179 4,144
L2500298.UP.FTS.B, 25.15%, 1/24/27 .... 666 657
L2500230.UP.FTS.B, 25.4%, 1/24/27 .... 2,171 2,143
L2500426.UP.FTS.B, 25.41%, 1/24/27 .... 543 536
L2497705.UP.FTS.B, 25.44%, 1/24/27 .... 1,750 1,724
L2500467.UP.FTS.B, 25.44%, 1/24/27 .... 807 230
a
L2500357.UP.FTS.B, 26.3%, 1/24/27 .... 5,013 361
FW2498744.UP.FTS.B, 26.78%, 1/24/27 .. 4,249 4,196
FW2499403.UP.FTS.B, 30.76%, 1/24/27 .. 1,248 1,234
FW2502639.UP.FTS.B, 4.89%, 1/25/27 ... 4,146 4,014
L2443263.UP.FTS.B, 6.66%, 1/25/27 .... 2,699 2,614
L2501608.UP.FTS.B, 7.8%, 1/25/27 ..... 6,464 6,262
L2501547.UP.FTS.B, 8.21%, 1/25/27 .... 2,066 2,014
L2502319.UP.FTS.B, 8.49%, 1/25/27 .... 13,889 13,536
L2502134.UP.FTS.B, 9.38%, 1/25/27 .... 10,437 10,183
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2498378.UP.FTS.B, 11.81%, 1/25/27 .. $ 10,341 $ 10,143
L2501198.UP.FTS.B, 12.05%, 1/25/27 .... 4,327 4,244
FW2502179.UP.FTS.B, 12.78%, 1/25/27 .. 700 687
L2501977.UP.FTS.B, 12.89%, 1/25/27 .... 13,786 13,526
L2502247.UP.FTS.B, 13.43%, 1/25/27 .... 1,413 1,387
L2503471.UP.FTS.B, 13.93%, 1/25/27 .... 1,786 1,752
L2500808.UP.FTS.B, 14.3%, 1/25/27 .... 2,649 2,600
L2501876.UP.FTS.B, 14.91%, 1/25/27 .... 1,446 1,419
L2499095.UP.FTS.B, 16.97%, 1/25/27 .... 1,117 1,106
L2501997.UP.FTS.B, 17.77%, 1/25/27 .... 1,883 1,866
FW2501148.UP.FTS.B, 17.78%, 1/25/27 .. 752 745
FW2501125.UP.FTS.B, 17.82%, 1/25/27 .. 565 557
L2502439.UP.FTS.B, 18.98%, 1/25/27 .... 2,722 2,681
L2500727.UP.FTS.B, 19.88%, 1/25/27 .... 3,190 3,144
FW2501295.UP.FTS.B, 20.14%, 1/25/27 .. 389 384
FW2500961.UP.FTS.B, 20.28%, 1/25/27 .. 2,147 2,117
FW2501561.UP.FTS.B, 21.33%, 1/25/27 .. 2,078 2,049
L2503424.UP.FTS.B, 21.51%, 1/25/27 .... 3,886 3,833
L2502058.UP.FTS.B, 21.83%, 1/25/27 .... 4,007 3,950
FW2503468.UP.FTS.B, 24.6%, 1/25/27 ... 1,388 1,371
FW2503375.UP.FTS.B, 24.71%, 1/25/27 .. 1,286 1,269
FW2503209.UP.FTS.B, 25.12%, 1/25/27 .. 2,842 2,806
L2500860.UP.FTS.B, 25.49%, 1/25/27 .... 561 554
FW2501330.UP.FTS.B, 26.47%, 1/25/27 .. 2,338 2,308
FW2502187.UP.FTS.B, 26.63%, 1/25/27 .. 2,119 2,094
FW2501053.UP.FTS.B, 27.35%, 1/25/27 .. 458 452
FW2502652.UP.FTS.B, 27.68%, 1/25/27 .. 2,105 2,081
FW2503169.UP.FTS.B, 27.77%, 1/25/27 .. 425 419
FW2500797.UP.FTS.B, 28.58%, 1/25/27 .. 830 820
FW2502849.UP.FTS.B, 29.19%, 1/25/27 .. 223 220
FW2501430.UP.FTS.B, 31.03%, 1/25/27 .. 932 266
FW2500654.UP.FTS.B, 31.21%, 1/25/27 .. 432 427
FW2502276.UP.FTS.B, 33.54%, 1/25/27 .. 2,424 2,396
L2500341.UP.FTS.B, 18.83%, 1/28/27 .... 959 945
FW2499482.UP.FTS.B, 28.65%, 1/28/27 .. 7,165 7,080
FW2498422.UP.FTS.B, 31.2%, 2/01/27 ... 474 468
FW1729970.UP.FTS.B, 18.27%, 2/17/27 .. 12,272 12,058
a
L1729858.UP.FTS.B, 25.05%, 2/17/27 .... 13,373 1,197
FW1729684.UP.FTS.B, 29.1%, 2/17/27 ... 1,457 1,437
FW1729641.UP.FTS.B, 30.22%, 2/17/27 .. 1,703 1,680
L2031108.UP.FTS.B, 11.34%, 4/12/27 .... 20,178 5,030
a
L2032268.UP.FTS.B, 15.84%, 4/12/27 .... 9,223 673
L2032266.UP.FTS.B, 21.24%, 4/12/27 .... 2,586 2,536
L2032337.UP.FTS.B, 26.62%, 4/12/27 .... 4,426 4,347
FW2003411.UP.FTS.B, 27.5%, 4/12/27 ... 3,841 3,771
L2972334.UP.FTS.B, 6.17%, 4/19/27 .... 18,406 17,842
L2971286.UP.FTS.B, 7.38%, 4/19/27 .... 9,377 9,093
FW2972190.UP.FTS.B, 7.92%, 4/19/27 ... 18,722 11,837
L2971527.UP.FTS.B, 13.17%, 4/19/27 .... 4,288 4,209
L2967243.UP.FTS.B, 14.24%, 4/19/27 .... 7,049 6,921
L2971759.UP.FTS.B, 16.29%, 4/19/27 .... 3,216 3,190
L2971657.UP.FTS.B, 16.32%, 4/19/27 .... 912 904
L2971776.UP.FTS.B, 19.69%, 4/19/27 .... 2,947 2,923
L2972008.UP.FTS.B, 20.74%, 4/19/27 .... 2,480 2,444
a
FW2971643.UP.FTS.B, 24.95%, 4/19/27 .. 12,052 868
L2971841.UP.FTS.B, 25.2%, 4/19/27 .... 415 409

Franklin Universal Trust
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
a
L2030886.UP.FTS.B, 25.5%, 4/19/27 .... $ 13,859 $ 2,087
FW2972220.UP.FTS.B, 26.42%, 4/19/27 .. 1,891 1,867
L2971662.UP.FTS.B, 26.49%, 4/19/27 .... 487 480
a
FW2972102.UP.FTS.B, 26.72%, 4/19/27 .. 1,927 139
FW2972305.UP.FTS.B, 27.33%, 4/19/27 .. 2,940 2,904
a
L2100737.UP.FTS.B, 22.28%, 4/23/27 .... 12,426 907
FW2102410.UP.FTS.B, 22.44%, 5/07/27 .. 2,314 2,276
L2250820.UP.FTS.B, 13.59%, 5/14/27 .... 1,129 1,106
L2247268.UP.FTS.B, 14.22%, 5/14/27 .... 22,268 21,952
L2250559.UP.FTS.B, 14.84%, 5/14/27 .... 3,027 2,956
FW2249414.UP.FTS.B, 19.5%, 5/14/27 ... 3,356 3,292
L2251037.UP.FTS.B, 19.7%, 5/14/27 .... 879 868
FW2248500.UP.FTS.B, 23.6%, 5/14/27 ... 1,451 1,423
L2252566.UP.FTS.B, 19.55%, 5/15/27 .... 2,674 1,720
L2252234.UP.FTS.B, 21.66%, 5/15/27 .... 2,318 578
a
FW2252591.UP.FTS.B, 31.67%, 5/15/27 .. 5,227 824
a
L2250389.UP.FTS.B, 13.11%, 5/28/27 .... 11,173 811
L2497350.UP.FTS.B, 13.11%, 6/24/27 .... 4,594 4,482
FW2497520.UP.FTS.B, 17.89%, 6/24/27 .. 3,178 3,140
L2500224.UP.FTS.B, 25.04%, 6/24/27 .... 3,117 3,069
L2501796.UP.FTS.B, 9.36%, 6/25/27 .... 6,119 5,953
a
FW2502647.UP.FTS.B, 31.05%, 6/25/27 .. 5,856 943
FW1729187.UP.FTS.B, 30.3%, 7/17/27 ... 3,331 3,283
FW2972075.UP.FTS.B, 9.42%, 9/19/27 ... 17,303 16,894
L2971880.UP.FTS.B, 24%, 9/19/27 ...... 22,369 22,224
FW2101751.UP.FTS.B, 16.63%, 9/23/27 .. 8,641 8,540
FW2249158.UP.FTS.B, 11.8%, 10/28/27 .. 6,214 6,066
FW2497574.UP.FTS.B, 12.62%, 11/24/27 . 13,939 13,630
a
FW2500185.UP.FTS.B, 30.96%, 11/24/27 . 6,139 432
L2498668.UP.FTS.B, 13.66%, 11/25/27 ... 20,049 19,571
a
L2499062.UP.FTS.B, 17.84%, 12/08/27 ... 916 66
a
FW2971973.UP.FTS.B, 20.05%, 9/19/35 .. 1,009 59
855,946
Total Marketplace Loans (Cost
$2,277,402 ) .......................
$1,959,866
a
Defaulted security or security for which income has been deemed uncollectible. See
Note 6.

Franklin Universal Trust
Financial Statements
Statement of Assets and Liabilities
August 31, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin
Universal Trust
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $201,501,283
Cost - Non-controlled affiliates (Note 3 c ) ........................................................ 5,815,421
Value - Unaffiliated issuers .................................................................. $262,270,395
Value - Non-controlled affiliates (Note 3 c ) ....................................................... 5,815,421
Cash .................................................................................... 55,756
Receivables:
Investment securities sold ................................................................... 2,233,577
Dividends and interest ..................................................................... 3,100,257
Total assets .......................................................................... 273,475,406
Liabilities:
Payables:
Investment securities purchased .............................................................. 205,254
Credit facility (Note 7 ) ...................................................................... 60,000,000
Management fees ......................................................................... 169,786
Trustees' fees and expenses ................................................................. 475
Accrued interest (Note 7 ) ................................................................... 307,417
Accrued expenses and other liabilities ........................................................... 192,786
Total liabilities ......................................................................... 60,875,718
Net assets, at value ................................................................. $212,599,688
Net assets consist of:
Paid-in capital ............................................................................. $152,782,049
Total distributable earnings (losses) ............................................................. 59,817,639
Net assets, at value ................................................................. $212,599,688
Shares outstanding ......................................................................... 25,131,894
Net asset value per share
a
.................................................................... $8.46
a
Net asset value per share may not recalculate due to rounding.

Franklin Universal Trust
Financial Statements
Statement of Operations
for the year ended August 31, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin
Universal Trust
Investment income:
Dividends: (net of foreign taxes of $16,499)
Unaffiliated issuers ........................................................................ $3,204,190
Non-controlled affiliates (Note 3 c ) ............................................................. 240,562
Interest:
Unaffiliated issuers ........................................................................ 11,817,658
Total investment income ................................................................... 15,262,410
Expenses:
Management fees (Note 3 a ) ................................................................... 2,004,982
Transfer agent fees ......................................................................... 46,043
Custodian fees ............................................................................. 2,668
Reports to shareholders fees .................................................................. 73,090
Professional fees ........................................................................... 153,347
Trustees' fees and expenses .................................................................. 2,555
Marketplace lending fees (Note 1 d ) ............................................................. 299,577
Interest expense (Not e 7) ..................................................................... 3,619,583
Other .................................................................................... 7,628
Total expenses ......................................................................... 6,209,473
Expenses waived/paid by affiliates (Note 3 c ) ................................................... (18,626)
Net expenses ......................................................................... 6,190,847
Net investment income ................................................................ 9,071,563
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 3,786,803
Foreign currency transactions ................................................................ 490
Net realized gain (loss) .................................................................. 3,787,293
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 6,365,059
Translation of other assets and liabilities denominated in foreign currencies .............................. (295)
Net change in unrealized appreciation (depreciation) ............................................ 6,364,764
Net realized and unrealized gain (loss) ............................................................ 10,152,057
Net increase (decrease) in net assets resulting from operations .......................................... $19,223,620

Franklin Universal Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin Universal Trust
Year Ended
August 31, 2025
Year Ended
August 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $9,071,563 $8,253,852
Net realized gain (loss) ................................................. 3,787,293 604,969
Net change in unrealized appreciation (depreciation) ........................... 6,364,764 25,292,499
Net increase (decrease) in net assets resulting from operations ................ 19,223,620 34,151,320
Distributions to shareholders .............................................. (12,211,739) (7,460,217)
Distributions to shareholders from tax return of capital ........................... (605,527) (5,357,049)
Total distributions to shareholders .......................................... (12,817,266) (12,817,266)
Net increase (decrease) in net assets ................................... 6,406,354 21,334,054
Net assets:
Beginning of year ....................................................... 206,193,334 184,859,280
End of year ........................................................... $212,599,688 $206,193,334

Franklin Universal Trust
Financial Statements
Statement of Cash Flows
for the year ended August 31, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin
Universal Trust
Cash flow from operating activities:
Dividends, interest and other income received ..................................................... $ 14,795,559
Operating expenses paid ..................................................................... (2,613,694)
Interest expense paid ........................................................................ (3,619,583)
Realized gain on foreign currency transactions ..................................................... 490
Purchases of long-term investments ............................................................. (56,560,733)
Sales and maturities of long-term investments ..................................................... 62,336,420
Net purchases of short-term investments ......................................................... (1,520,237)
Cash provided - operating activities .......................................................... 12,818,222
Cash flow from financing activities:
Cash distributions to shareholders .............................................................. (12,817,266)
Cash used - financing activities ............................................................. (12,817,266)
Net increase (decrease) in cash ................................................................. 956
Cash at beginning of year ...................................................................... 54,800
Cash at end of year ........................................................................... $55,756
Reconciliation of Net Increase (Decrease) in Net Assets resulting from Operating Activities to Net Cash
Provided by Operating Activities
for the year ended August 31, 2025
Net increase (decrease) in net assets resulting from operating activities .................................... $ 19,223,620
Adjustments to reconcile net increase (decrease) in net assets resulting from operating activities to net cash provided by operating activities:
Net amortization income .................................................................. (168,421)
Reinvested dividends from non-controlled affiliates ............................................... (240,562)
Interest received in the form of securities ...................................................... (84,518)
Decrease in dividends and interest receivable and other assets ..................................... 111,463
Decrease in payable to affiliates, accrued expenses, and other liabilities ............................... (42,430)
Increase in payable for investments purchased ................................................. 184,172
Increase in receivable for investments sold ..................................................... (2,233,577)
Decrease in cost of investments ............................................................. 2,433,534
Decrease in unrealized depreciation on investments. ............................................. (6,365,059)
Net cash provided by operating activities ........................................................... $12,818,222

Franklin Universal Trust

franklintempleton.com
Annual Report
Notes to Financial Statements
1. Organization and Significant Accounting Policies
Franklin Universal Trust (Fund) is registered under the
Investment Company Act of 1940 (1940 Act) as a closed-end
management investment company. The Fund follows the
accounting and reporting guidance in Financial Accounting
Standards Board (FASB) Accounting Standards Codification
Topic 946, Financial Services – Investment Companies (ASC
946) and applies the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held

Franklin Universal Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference
to a base lending rate plus a spread. These base lending
rates are generally the prime rate offered by a designated
U.S. bank or the Secured Overnight Financing Rate (SOFR).
Senior secured corporate loans often require prepayment of
principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially
less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable,
but may be subject to certain restrictions on resale.
d. Marketplace Lending
The Fund invests in loans obtained through marketplace
lending. Marketplace lending, sometimes referred to as
peer-to-peer lending, is a method of financing in which a
platform facilitates the borrowing and lending of money. It is considered an alternative to more traditional forms of debt
financing. Prospective borrowers are required to provide
certain financial information to the platform, including, but not limited to, the intended purpose of the loan, income,
employment information, credit score, debt-to-income ratio,
credit history (including defaults and delinquencies) and
home ownership status. Based on this and other information,
the platform assigns its own credit rating to the borrower and sets the interest rate for the requested loan. The platform
then posts the borrowing requests online, giving investors
the opportunity to purchase the loans based on factors such
as the interest rates and expected yields of the loans, the
borrower background data, and the credit rating assigned by
the platform.
When the Fund invests in these loans, it usually purchases
all rights, title and interest in the loans pursuant to a loan purchase agreement directly from the platform. The platform
or a third-party servicer typically continues to service the loans, collecting payments and distributing them to the Fund, less any servicing fees assessed. The servicer is typically
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Universal Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
responsible for taking actions against a borrower in the event of a default on the loan. Servicing fees, along with other
administration fees, are included in marketplace lending fees in the Statement of Operations. The Fund, as an investor in
a loan, would be entitled to receive payment only from the
borrower and would not be able to recover any deficiency
from the platform, except under very narrow circumstances.
The loans in which the Fund may invest are unsecured.
e. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of August 31, 2025, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Paydown gains and losses are
recorded as an adjustment to interest income. The Fund may
receive other income from investments in senior secured
corporate loans or unfunded commitments, including
amendment fees, consent fees or commitment fees. These
fees are recorded as income when received by the Fund.
Facility fees are recognized as income over the expected
term of the loan. Dividend income is recorded on the ex-
dividend date except for certain dividends from securities
where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received
by the Fund. Distributions to shareholders are recorded on
the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
1. Organization and Significant Accounting Policies
(continued)
d. Marketplace Lending
(continued)

Franklin Universal Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
h. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against
the Fund that have not yet occurred. Currently, the Fund
expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At August 31, 2025, there were an unlimited number of shares authorized ($0.01 par value). During the years ended August
31, 2025 and August 31, 2024, there were no shares issued; all reinvested distributions were satisfied with previously issued shares purchased in the open market.
Under the Board approved open-market share repurchase program, the Fund may purchase, from time to time, Fund shares in open-market transactions, at the discretion of management. During the years ended August 31, 2025 and 2024, there were no shares repurchased.
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated weekly and paid monthly, to Advisers of 0.75% per year of the average weekly managed assets. Managed assets are defined as the Fund’s gross asset value minus the sum of accrued liabilities, other than the principal amount of the Credit Facility.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the year ended August 31, 2025, the Fund held investments in affiliated management investment companies as follows:
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
1. Organization and Significant Accounting Policies
(continued)

Franklin Universal Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains. During the year ended August 31, 2025, the
Fund utilized $816,586 of capital loss carryforwards.
The tax character of distributions paid during the years ended August 31, 2025 and 2024, was as follows:
At August 31, 2025, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, bond discounts and premiums and corporate actions.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended August 31, 2025, aggregated
$56,744,905 and $65,249,820, respectively.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Universal Trust
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.25% . $4,054,622 $50,104,807 $(48,344,008) $— $— $5,815,421 5,815,421 $240,562
Total Affiliated Securities ... $4,054,622 $50,104,807 $(48,344,008) $— $— $5,815,421 $240,562
2025 2024
Distributions paid from:
Ordinary income .......................................................... $8,557,992 $7,460,217
Long term capital gain ...................................................... 3,653,747 —
Return of capital ........................................................... 605,527 5,357,049
$12,817,266 $12,817,266
Cost of investments .......................................................................... $208,268,311
Unrealized appreciation ........................................................................ $71,728,148
Unrealized depreciation ........................................................................ (11,910,643)
Net unrealized appreciation (depreciation) .......................................................... $59,817,505
3. Transactions with Affiliates
(continued)
c. Investments in Affiliated Management Investment Companies
(continued)

Franklin Universal Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
6. Credit Risk and Defaulted Securities
At August 31, 2025, the Fund had 55.1% of its portfolio invested in high yield securities, senior secured floating rate loans, or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At August
31, 2025, the aggregate value of these securities was $559,845, representing 0.3% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedule of Investments.
7. Credit Facility
On September 15, 2023, the Fund entered into a senior secured margin loan and security agreement (Credit Facility) with
Bank of America, N.A. (BofA) pursuant to which the Fund borrowed the maximum commitment amount of $60 million for a
3-year term, which matures on September 15, 2026. The Credit Facility provides a source of funds to the Fund to purchase additional investments as part of its investment strategy.
Under the terms of the Credit Facility, the Fund pays interest on outstanding borrowings at a fixed rate of 5.95%. Collateral pledged by the Fund associated with outstanding borrowings is held in a segregated account with the Fund’s custodian and the securities are indicated in the Schedule of Investments.
At August 31, 2025, the Fund had outstanding borrowings of $60,000,000, which approximates fair value. The borrowings are categorized as Level 2 within the fair value hierarchy. The average borrowings and the average interest rate for the days with outstanding borrowings during the year ended August 31, 2025, were $60,000,000 and 5.95%, respectively.
8. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of August 31, 2025, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Universal Trust
Assets:
Investments in Securities:
Common Stocks :
Electric Utilities ........................ $ 54,201,635 $ — $ — $ 54,201,635
Metals & Mining ....................... 6,161,593 — — 6,161,593
Multi-Utilities .......................... 34,684,238 — — 34,684,238

Franklin Universal Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Level 1 Level 2 Level 3 Total
Franklin Universal Trust (continued)
Assets: (continued)
Investments in Securities: (continued)
Common Stocks: (continued)
Oil, Gas & Consumable Fuels ............. $ 3,296,258 $ 165,423 $ — $ 3,461,681
Pharmaceuticals ....................... — — 287,042 287,042
Software ............................. — — 27,871 27,871
Convertible Preferred Stocks ................ 223,260 — — 223,260
Preferred Stocks ......................... 465,025 — — 465,025
Warrants ............................... 19,079 — — 19,079
Corporate Bonds :
Aerospace & Defense ................... — 4,310,725 — 4,310,725
Automobile Components ................. — 4,203,219 — 4,203,219
Automobiles .......................... — 1,298,763 — 1,298,763
Biotechnology ......................... — 1,336,362 — 1,336,362
Broadline Retail ....................... — 1,544,014 — 1,544,014
Building Products ...................... — 5,850,463 — 5,850,463
Capital Markets ........................ — 2,428,352 — 2,428,352
Chemicals ........................... — 5,806,419 —
a
5,806,419
Commercial Services & Supplies ........... — 5,458,133 — 5,458,133
Communications Equipment .............. — 2,099,891 — 2,099,891
Construction & Engineering ............... — 395,904 — 395,904
Consumer Finance ..................... — 3,784,046 — 3,784,046
Consumer Staples Distribution & Retail ...... — 722,090 — 722,090
Containers & Packaging ................. — 3,272,875 — 3,272,875
Distributors ........................... — 991,018 — 991,018
Diversified Consumer Services ............ — 787,950 — 787,950
Diversified REITs ...................... — 2,344,005 — 2,344,005
Diversified Telecommunication Services ..... — 4,577,035 — 4,577,035
Electric Utilities ........................ — 3,243,583 — 3,243,583
Electrical Equipment .................... — 781,535 — 781,535
Electronic Equipment, Instruments &
Components ........................ — 787,108 — 787,108
Energy Equipment & Services ............. — 4,836,056 — 4,836,056
Entertainment ......................... — 1,327,249 — 1,327,249
Financial Services ...................... — 8,596,240 — 8,596,240
Food Products ........................ — 2,439,277 — 2,439,277
Ground Transportation .................. — 1,647,406 — 1,647,406
Health Care Equipment & Supplies ......... — 1,435,748 — 1,435,748
Health Care Providers & Services .......... — 7,029,447 — 7,029,447
Health Care REITs ..................... — 786,907 — 786,907
Health Care Technology ................. — 954,662 — 954,662
Hotel & Resort REITs ................... — 2,228,335 — 2,228,335
Hotels, Restaurants & Leisure ............. — 7,479,657 —
a
7,479,657
Household Durables .................... — 4,855,149 — 4,855,149
Household Products .................... — 191,670 — 191,670
Independent Power and Renewable Electricity
Producers .......................... — 2,667,828 — 2,667,828
Insurance ............................ — 3,430,796 — 3,430,796
Interactive Media & Services .............. — 75,859 — 75,859
IT Services ........................... — 2,473,502 — 2,473,502
Machinery ............................ — 3,627,522 — 3,627,522
Media ............................... — 6,729,542 — 6,729,542
Metals & Mining ....................... — 3,534,449 — 3,534,449
Mortgage Real Estate Investment Trusts
(REITs) ............................ — 1,443,293 — 1,443,293
Oil, Gas & Consumable Fuels ............. — 15,327,931 —
a
15,327,931
Paper & Forest Products ................. — 353,553 — 353,553
8. Fair Value Measurements
(continued)

Franklin Universal Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year. At August 31, 2025, the reconciliation is as follows:
Level 1 Level 2 Level 3 Total
Franklin Universal Trust (continued)
Assets: (continued)
Investments in Securities: (continued)
Corporate Bonds: (continued)
Passenger Airlines ..................... $ — $ 1,537,640 $ — $ 1,537,640
Personal Care Products ................. — 1,581,591 — 1,581,591
Pharmaceuticals ....................... — 1,151,357 — 1,151,357
Professional Services ................... — 438,894 — 438,894
Real Estate Management & Development .... — 1,052,979 — 1,052,979
Software ............................. — 2,141,744 — 2,141,744
Specialized REITs ...................... — 2,155,313 — 2,155,313
Specialty Retail ........................ — 1,266,153 — 1,266,153
Technology Hardware, Storage & Peripherals . — 557,975 — 557,975
Textiles, Apparel & Luxury Goods .......... — 1,761,168 — 1,761,168
Trading Companies & Distributors .......... — 4,288,185 — 4,288,185
Wireless Telecommunication Services ....... — 2,856,886 844 2,857,730
Senior Floating Rate Interests ............... — 34,674 — 34,674
Marketplace Loans ....................... — — 1,959,866 1,959,866
Asset-Backed Securities ................... — 793 — 793
Municipal Bonds ......................... — 451,641 — 451,641
Escrows and Litigation Trusts ............... — 5,700 —
a
5,700
Short Term Investments ................... 5,815,421 — — 5,815,421
Total Investments in Securities ........... $104,866,509 $160,943,684 $2,275,623 $268,085,816
a
Includes financial instruments determined to have no value.
Balance at
Beginning of
Year Purchases
a
Sales
b
Transfer
Into
Level 3
c
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Year
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Year End
a a a a a a a a a a a
Franklin Universal Trust
Assets:
Investments in Securities:
Common Stocks :
Pharmaceuticals .... $ — $ 253,358 $ — $ — $ — $ — $ — $ 33,684 $ 287,042 $ 33,684
Software .......... — 1,299,500 — — — — — (1,271,629) 27,871 (1,271,629)
Corporate Bonds :
Chemicals ........ — — — 3,851 — — — (3,851) —
d
(3,851)
Hotels, Restaurants &
Leisure ......... —
d
— — — — — — — —
d
—
Oil, Gas & Consumable
Fuels .......... —
d
— — — — — — — —
d
—
Wireless
Telecommunication
Services ........ 893 — (316) — — 612 292 (637) 844 97
Marketplace Loans :
Financial Services ... 5,201,571 37,700 (3,513,118) — — — (116,187) 349,900 1,959,866 (63,397)
Escrows and Litigation
Trusts :  —
d
 —
d
(7,052) — — — 7,052 — —
d
—
Total Investments in
Securities ............ $5,202,464 $1,590,558 $(3,520,486) $3,851 $— $612 $(108,843) $(892,533) $2,275,623 $(1,305,096)
8. Fair Value Measurements
(continued)

Franklin Universal Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of August 31, 2025, are as follows:
9. Operating Segments
The Fund has adopted the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) -
Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Fund's financial position or results of operations.
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the
Fund within the Fund’s Investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Transferred into Level 3 as a result of the unavailability of a quoted market price in an active market for identical securities and other significant observable valuation inputs.
May include amounts related to a corporate action.
d
Includes financial instruments determined to have no value.
Description
Fair Value at
End of Year Valuation Technique Unobservable Inputs
Amount
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Franklin Universal Trust
Assets:
Investments in Securities:
Marketplace Loans:
Financial Services
..............
$1,959,866 Discounted cash flow Loss-adjusted
discount rate
2.6% - 13.8%
(7.8%)
Decrease
Projected loss rate 1.8% - 49.5%
(15.7%)
Decrease
All Other Investments
.............
315,757
c,d
Total $2,275,623
a
Weighted based on the relative fair value of the financial instruments.
b
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input.
A significant and reasonable decrease in the input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
c
Includes fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs.
d
Includes financial instruments determined to have no value.
8. Fair Value Measurements
(continued)

Franklin Universal Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
10. New Accounting Pronouncements
In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures.
The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes that the adoption of the ASU will not have a material impact on the financial statements.
11. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
ADR
American Depositary Receipt
FRN
Floating Rate Note
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust

Franklin Universal Trust
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees and Shareholders of Franklin Universal Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin
Universal Trust (the "Fund") as of August 31, 2025, the related statements of operations and cash flows for the year ended
August 31, 2025, the statements of changes in net assets for each of the two years in the period ended August 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2025
(collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2025 and the financial highlights for each of the five years in the period ended August 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodians, transfer agent, private placement agents, agent banks and broker. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
San Francisco, California
October 20, 2025
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Universal Trust
Tax Information (unaudited)

franklintempleton.com
Annual Report
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended August 31, 2025:
Pursuant to: Amount Reported
Long-Term Capital Gain Dividends Distributed §852(b)(3)(C) $3,653,747
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $2,973,293
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $3,214,389
Qualified Net Interest Income (QII) §871(k)(1)(C) $5,360,093
Section 163(j) Interest Earned §163(j) $6,646,085

Franklin Universal Trust

franklintempleton.com
Annual Report
Important Information to Shareholders (unaudited)
Share Repurchase Program
The Fund’s Board previously authorized an open-market
share repurchase program, pursuant to which the Fund may
purchase Fund shares, from time to time, up to 10% of the
Fund’s common shares in open-market transactions, at the
discretion of management. This authorization remains in
effect.
Portfolio Management Changes
Effective September 30, 2024, Patricia O'Connor was added
as a Portfolio Manager of the Fund.
Information About the Fund’s Goal and Main
Investments, Principal Investment Strategy, and
Principal Risks
Your Fund’s Goal and Main Investments
The Fund’s primary investment objective is to provide high,
current income consistent with preservation of capital. Its
secondary objective is growth of income through dividend
increases and capital appreciation.
Principal Investment Strategy
We invest primarily in two asset classes: high-yield
bonds and utility stocks. Within the high-yield portion of
the portfolio, we use fundamental research to invest in a
diversified portfolio of bonds. Within the utility portion of the portfolio, we focus on companies with attractive dividend
yields and with a history of increasing their dividends.
In seeking to obtain higher income, the Fund may invest in
a significant portion of its portfolio in lower-rated U.S. debt securities that have high income producing characteristics,
including obligations of corporations and other business
organizations. Lower-rated securities generally pay higher
yields than more highly rated securities to compensate
investors for the higher risk. The Fund may also invest in
income producing debt obligations of the U.S. Government,
its agencies and instrumentalities, and foreign governments
and supranational organizations. Under normal market
conditions, the Fund generally will invest between 60%
and 80% of its total assets in high income producing debt
securities of U.S. and foreign issuers, allocated among
issuers, geographic regions, and currency denominations
in a manner that is consistent with its objectives based
upon relative interest rates among various instruments
denominated in different currencies, the outlook for changes in these interest rates, and anticipated changes in currency exchange rates.
Under normal market conditions, the Fund will invest
approximately 20% to 40% of its assets in dividend-paying
common and preferred stocks. The Fund will emphasize
investment in common stocks paying high current dividends
with a focus on public utility companies.
The Fund may also invest a small portion of its total assets in loans originated through on-line marketplace lending
platforms that provide a marketplace for lending through the purchase of loans (either individually or in aggregations)
and other types of marketplace lending instruments (See the
Notes to Financial Statements for further information).
Securities may be purchased by the Fund on a “when
issued” or on a “forward delivery” basis, which means that
the obligations will be delivered at a future date beyond
customary settlement time.
The Fund employs leverage through the use of a senior
secured revolving credit facility which provided the Fund with the opportunity to retire and refinance prior leverage. (See the Notes to Financial Statements for further information).
The Fund may also invest in short-term U.S. government
securities and other money market instruments (including
certificates of deposit, commercial paper, bankers’
acceptances, short-term foreign government securities, and
repurchase agreements) although it typically will not invest more than 5% of its total assets in such securities except for temporary defensive purposes.
Principal Investment Risks
You could lose money by investing in the Fund. Closed-end
fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the
Federal Deposit Insurance Corporation, the Federal Reserve
Board, or any other agency of the U.S. government.
High-Yield Debt Instruments
Issuers of lower-rated or “high-yield” debt instruments (also known as “junk bonds”) and lower-rated or high yield loans
are not as strong financially as those issuing higher credit quality debt instruments. High-yield debt instruments are
generally considered predominantly speculative by the
applicable rating agencies as their issuers are more likely to encounter financial difficulties because they may be more

Franklin Universal Trust
Important Information to Shareholders (unaudited)

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Annual Report
highly leveraged, or because of other considerations. In
addition, high yield debt instruments generally are more
vulnerable to changes in the relevant economy, such
as a recession or a sustained period of rising interest
rates, that could affect their ability to make interest and
principal payments when due. The prices of high-yield debt
instruments generally fluctuate more than those of higher
credit quality. High-yield debt instruments are generally more illiquid (harder to sell) and harder to value.
Interest Rate
When interest rates rise, debt security prices generally fall.
The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors, including government policy,
monetary policy, inflation expectations, perceptions of risk, and supply of and demand for bonds. In general, securities
with longer maturities or durations are more sensitive to
interest rate changes.
Credit
An issuer of debt securities may fail to make interest
payments or repay principal when due, in whole or in part.
Changes in an issuer’s financial strength or in a security’s or government’s credit rating may affect a security’s value.
Utilities Industry
Utility company equity securities, to the extent they are
purchased for their dividend yield, historically have been
sensitive to interest rate movements: when interest rates
have risen, the stock prices of these companies have
tended to fall. In some states, utility companies and their
rates are regulated; other states have moved to deregulate
such companies thereby causing non-regulated companies’
returns to generally be more volatile and more sensitive
to changes in revenue and earnings Certain utilities
companies face risks associated with the operation of
nuclear facilities for electric generation, including, among other considerations, litigation, the problems associated with the use of radioactive materials and the effects of natural
or man-made disasters. In general, all utility companies
may face additional regulation and litigation regarding
their power plant operations; increased costs from new or
greater regulation of these operations; the need to purchase expensive emissions control equipment or new operations
due to regulations; and the availability and cost of fuel, all of which may lower their earnings. The distribution side
of the utilities industry also faces increased operational
costs related to the natural aging of equipment and the
related costs required to provide maintenance, upgrades or
replacements to such equipment to ensure safe and reliable
utility operations.
Market
The market values of securities or other investments
owned by the Fund will go up or down, sometimes rapidly
or unpredictably. The market value of a security or other
investment may be reduced by market activity or other
results of supply and demand unrelated to the issuer. This
is a basic risk associated with all investments. When there
are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to
rise. In addition, the value of the Fund’s investments may
go up or down due to general market or other conditions
that are not specifically related to a particular issuer, such as: real or perceived adverse economic changes, including
widespread liquidity issues and defaults in one or more
industries; changes in interest, inflation or exchange rates;
unexpected natural and man-made world events, such as
diseases or disasters; financial, political or social disruptions, including terrorism and war; and U.S. trade disputes or other disputes with specific countries that could result in additional tariffs, trade barriers and/or investment restrictions in certain securities in those countries. Any of these conditions can
adversely affect the economic prospects of many companies,
sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen
Leverage
The Fund employs leverage through a senior secured
revolving credit facility which provides the Fund with a
source to refinance and retire other leverage. The Fund’s
use of leverage creates an opportunity for increased returns, but it also creates special risks. The cost of leverage rises and falls with changes in short-term interest rates. The
costs of using leverage may be greater than the proceeds
of the leverage. The Fund’s leveraging strategy may not be
successful.
Foreign Securities (non-U.S.)
Investing in foreign securities typically involves different risks than investing in U.S. securities, and includes risks
associated with: (i) internal and external political and
economic developments – e.g., the political, economic and

Franklin Universal Trust
Important Information to Shareholders (unaudited)

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Annual Report
social policies and structures of some foreign countries
may be less stable and more volatile than those in the
U.S. or some foreign countries may be subject to trading
restrictions or economic sanctions; diplomatic and political developments could affect the economies, industries, and
securities and currency markets of the countries in which
the Fund is invested, which can include rapid and adverse
political changes; social instability; regional conflicts;
sanctions imposed by the United States, other nations or
other governmental entities, including supranational entities;
terrorism; and war; (ii) trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in
the U.S.; (iii) availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting
and financial reporting standards and practices as U.S.
issuers; (iv) limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and (v) currency exchange rate fluctuations and
policies – e.g., fluctuations may negatively affect investments denominated in foreign currencies and any income received
or expenses paid by the Fund in that foreign currency. The
risks of foreign investments may be greater in developing or emerging market countries.
Management
The Fund is subject to management risk because it is
an actively managed investment portfolio. The Fund’s
investment manager applies investment techniques and risk
analyses in making investment decisions for the Fund, but
there can be no guarantee that these decisions will produce
the desired results.
Prepayment
Prepayment risk occurs when a debt security can be repaid
in whole or in part prior to the security’s maturity and the
Fund must reinvest the proceeds it receives, during periods
of declining interest rates, in securities that pay a lower
rate of interest. Also, if a security has been purchased at
a premium, the value of the premium would be lost in the
event of prepayment. Prepayments generally increase when
interest rates fall.
Cybersecurity
Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund
assets, Fund or customer data (including private shareholder information), or proprietary information, cause the Fund, the investment manager, the sub-advisor, and/or their service
providers (including, but not limited to, Fund accountants,
custodians, sub-custodians, transfer agents and financial
intermediaries) to suffer data breaches, data corruption or
loss of operational functionality or prevent Fund investors
from purchasing redeeming or exchanging or receiving
distributions. The investment manager has limited ability
to prevent or mitigate cybersecurity incidents. Issuers of
securities in which the Fund invests are also subject to
cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.
Because technology is frequently changing, new ways to
carry out cyber attacks are always developing. Therefore,
there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which
puts limitations on the Fund’s ability to plan for or respond to a cyber attack. Like other funds and business enterprises,
the Fund, the investment manager, the sub-advisor, and their service providers are subject to the risk of cyber incidents occurring from time to time.
The following information is a summary of certain
changes since the last fiscal year. This information may
not reflect all of the changes that have occurred since
you purchased the Fund.
There have not been any material changes during the last
fiscal year.

Franklin Universal Trust
Annual Meeting of Shareholders: March 6, 2025 (unaudited)

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Annual Report
The Annual Meeting of Shareholders of Franklin Universal Trust (the “Fund”) was held at the Fund’s offices, 300 S.E. 2nd
Street, Fort Lauderdale, Florida, on March 6, 2025. The purpose of the meeting was to elect three Trustees of the Fund. At the meeting, the following persons were elected by the shareholders to serve as Trustees of the Fund: Gregory E. Johnson, J.
Michael Luttig and Valerie M. Williams.* No other business was transacted at the meeting with respect to the Fund.
The results of the voting at the Annual Meeting are as follows:
Election of three Trustees:
The Fund is not aware of broker non-votes received with respect to this item.
* Harris J. Ashton, Terrence J. Checki, Mary C. Choksi, Edith E. Holiday, Rupert H. Johnson, Jr., and Larry D. Thompson are
Trustees of the Fund who are currently serving and whose terms of office continued after the Annual Meeting of Shareholders.
Term Expiring 2028 For
% of
Outstanding
Shares
% of
Shares
Present Withheld
% of
Outstanding
Shares
% of
Shares
Present
Gregory E. Johnson 16,932,888 67.38% 95.40% 816,600 3.25% 4.60%
J. Michael Luttig 16,928,844 67.36% 95.38% 820,644 3.27% 4.62%
Valerie M. Williams 16,929,438 67.36% 95.38% 820,050 3.26% 4.62%

Franklin Universal Trust

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Annual Report
Dividend Reinvestment and Cash Purchase Plan (unaudited)
The Fund’s Dividend Reinvestment and Cash Purchase Plan (Plan) offers you a prompt and simple way to reinvest dividends and capital gain distributions in shares of the Fund. The Plan also allows you to purchase additional shares of the Fund by making voluntary cash payments. Equiniti Trust Company, LLC (Plan Agent), P.O. Box 922, Wall Street Station, New York, NY
10269-0560, acts as your Plan Agent in administering the Plan.
You are automatically enrolled in the Plan unless you elect to receive dividends or distributions in cash. If you own shares in your own name, you should notify the Plan Agent, in writing, if you wish to receive dividends or distributions in cash.
If the Fund declares a dividend or capital gain distribution payable either in cash or in stock of the Fund and the market price of shares on the valuation date equals or exceeds the net asset value, the Fund will issue new shares to you at the higher of net asset value or 95% of the then current market price. Whenever the Fund declares a distribution from capital gains or an income dividend payable in either cash or shares, if the net asset value per share of the Fund’s common stock exceeds the market price per share on the valuation date, the Plan Agent shall apply the amount of such dividend or distribution payable to participants to the purchase of shares (less their pro rata share of brokerage commissions incurred with respect to open market purchases in connection with the reinvestment of such dividend or distribution). If the price exceeds the net asset value before the Plan Agent has completed its purchases, the average purchase price may exceed the net asset value, resulting in fewer shares being acquired than if the Fund had issued new shares. All reinvestments are in full and fractional shares, carried to three decimal places. The Fund will not issue shares under the Plan at a price below net asset value.
The Plan permits you on a voluntary basis to submit in cash payments of not less than $100 each up to a total of $5,000 per month to purchase additional shares of the Fund. It is entirely up to you whether you wish to buy additional shares with voluntary cash payments, and you do not have to send in the same amount each time if you do. These payments should be made by check or money order payable to Equiniti Trust Company, LLC and sent to Equiniti Trust Company, LLC, P.O. Box
922, Wall Street Station, New York, NY 10269-0560, Attn: Franklin Universal Trust.
Your cash payment will be aggregated with the payments of other participants and invested on your behalf by the Plan Agent in shares of the Fund that are purchased in the open market.
The Plan Agent will invest cash payments on approximately the 5th of each month in which no dividend or distribution is payable and, during each month in which a dividend or distribution is payable, will invest cash payments beginning on the dividend payment date. Under no circumstances will interest be paid on your funds held by the Plan Agent. Accordingly, you should send any voluntary cash payments you wish to make shortly before an investment date but in sufficient time to ensure that your payment will reach the Plan Agent not less than two business days before an investment date. Payments received less than two business days before an investment date will be invested during the next month or, if there are more than 30 days until the next investment date, will be returned to you. You may obtain a refund of any cash payment by written notice, if the Plan Agent receives the written notice not less than 48 hours before an investment date.
There is no direct charge to participants for reinvesting dividends and capital gain distributions, since the Plan Agent’s fees are paid by the Fund. However, when shares are purchased in the open market, each participant will pay a pro rata portion of any brokerage commissions incurred. The Plan Agent will deduct a $5.00 service fee from each of your voluntary cash payments.
The automatic reinvestment of dividends and capital gain distributions does not relieve you of any taxes which may be payable on dividends or distributions. In connection with the reinvestment of dividends and capital gain distributions, if the Fund issues new shares, shareholders receiving such shares generally will be treated as having a distribution equal to the market value of the shares received, and if shares are purchased on the open market, shareholders generally will be treated as having received a distribution equal to the cash distribution that would have been paid.
The Fund does not issue new shares in connection with voluntary cash payments. All investments are in full and fractional shares, carried to three decimal places. If the market price exceeds the net asset value at the time the Plan Agent purchases the additional shares, you will receive shares at a price greater than the net asset value.

Franklin Universal Trust
Dividend Reinvestment and Cash Purchase Plan (unaudited)

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Annual Report
You will receive a monthly account statement from the Plan Agent showing total dividends and capital gain distributions, date of investment, shares acquired and price per share, and total shares of record held by you and by the Plan Agent for you. You are entitled to vote all shares of record, including shares purchased for you by the Plan Agent, and, if you vote by proxy, your proxy will include all such shares.
As long as you participate in the Plan, the Plan Agent will hold the shares it has acquired for you in safekeeping, in its name or in the name of its nominee. This convenience provides added protection against loss, theft or inadvertent destruction of certificates. However, you may request that a certificate representing your Plan shares be issued to you.
You may withdraw from the Plan without penalty at any time by notifying the Plan Agent, in writing, at the address above. If you withdraw, you will receive, without charge, stock certificates issued in your name for all full shares. The Plan Agent will convert any fractional shares you hold at the time of your withdrawal to cash at current market price and send you a check for the proceeds.
If you hold shares in your own name, please address all notices, correspondence, questions, or other communications regarding the Plan to the Plan Agent at the address noted above. If your shares are not held in your name, you should contact your brokerage firm, bank, or other nominee for more information and to determine if our nominee will participate in the Plan on your behalf.
The Fund or the Plan Agent may amend or terminate the Plan. You will receive written notice at least 90 days before the effective date of termination or of any amendment. In the case of termination, you will receive written notice at least 90 days before the record date of any dividend or capital gain distribution by the Fund.

Franklin Universal Trust
Board Members and Officers (unaudited)

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Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1988 115 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2018 115 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 115 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Franklin Universal Trust

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Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since 2004
and Lead Independent
Trustee since 2019
115 Hess Corporation (exploration of oil
and gas) (1993-present); Santander
Holdings USA (holding company)
(2019-present); and formerly ,
Santander Consumer USA
Holdings, Inc. (consumer finance)
(2016-2023), Canadian National
Railway (railroad) (2001-2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-
2021), RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 115 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Counselor and Special Advisor to the CEO and Board of Directors of The Coca-Cola Company (beverage company) (2021-present); and
formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (2019-2020); Executive Vice President, General Counsel and member of the Executive Council, The Boeing
Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2007 115 Graham Holdings Company
(education and media organization)
(2011-2021); The Southern
Company (energy company)
(2014-2020; previously 2010-
2012) and Cbeyond, Inc. (business
communications provider) (2010-
2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

Franklin Universal Trust

franklintempleton.com
Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Valerie M. Williams (1956) Trustee Since 2021 107 Omnicom Group, Inc. (advertising and marketing communications
services) (2016-present), DTE
Energy Co. (gas and electric
utility) (2018-present), Devon
Energy Corporation (exploration
and production of oil and gas)
(2021-present); and formerly ,
WPX Energy, Inc. (exploration and
production of oil and gas) (2018-
2021).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016) and various roles of increasing responsibility at Ernst & Young (1981-2005).
Gregory E. Johnson
2
(1961) Chairman of the
Board, Senior
Vice President
and Trustee
Chairman of the
Board and Senior Vice
President since 2023
and Trustee since 2013
124 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton fund complex; Vice Chairman,
Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources, Inc.
Rupert H. Johnson, Jr.
3
(1940) Trustee Since 1988 115 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton fund complex.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Bjorn A. Davis (1965) Chief
Compliance
Officer
Since October 2024 Not Applicable Not Applicable
100 First Stamford Place
Stamford, CT 06902
Principal Occupation During at Least the Past 5 Years:
Vice President, Franklin Templeton Global Regulatory Compliance US Advisory Services; Chief Compliance Officer, Franklin Advisers, Inc.,
Franklin Mutual Advisers LLC, Franklin Templeton Institutional LLC, Templeton Investment Counsel LLC and Templeton Global Advisors
Limited (since 2023); formerly , Director, Franklin Templeton Global Regulatory Compliance; Chief Compliance Officer, K2 Advisors, LLC and
K2/D&S Management Co., LLC (2011 - 2023).
Sonal Desai, Ph.D. (1963) President and
Chief Executive
Officer -
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director and Executive Vice President, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer of certain funds in the Franklin Templeton fund complex.
Independent Board Members
(continued)

Franklin Universal Trust

franklintempleton.com
Annual Report
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
1. Information is for the calendar year ended December 31, 2024, unless otherwise noted. We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton fund complex. These portfolios have a common investment manager or affiliated investment managers.
2. Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund's investment manager and distributor.
3. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and a major shareholder of Resources, which is the parent company of the Fund's investment manager and distributor.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Group, Inc. (2007 to 2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s
Audit Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Susan Kerr (1949) Vice President -
AML Compliance
Since 2021 Not Applicable Not Applicable
One Madison Avenue
New York, NY 10010
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, Franklin Distributors, LLC; and officer of certain funds in the Franklin
Templeton fund complex.
Christopher Kings (1974) Chief Executive
Officer - Finance
and Administration
Since 2024 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; and officer of certain funds in the Franklin Templeton fund complex.
Navid J. Tofigh (1972) Vice President
and Secretary
Vice President
since 2015 and
Secretary since
2023
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton fund complex.
Jeffrey W. White (1971) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since 2024 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Chief Financial Officer, Chief Accounting Officer & Treasurer and officer of certain funds in the Franklin Templeton fund complex; and formerly ,
Director and Assistant Treasurer within Franklin Templeton Global Fund Tax and Fund Administration and Financial Reporting (2017-2023).
Interested Board Members and Officers
(continued)

Franklin Universal Trust
Shareholder Information

franklintempleton.com
Annual Report
Board Approval of Investment
Management Agreements
(unaudited)
FRANKLIN UNIVERSAL TRUST
(Fund)
At an in-person meeting held on April 15, 2025 (Meeting),
the Board of Trustees (Board) of the Fund, including a
majority of the trustees who are not “interested persons”
as defined in the Investment Company Act of 1940
(Independent Trustees), reviewed and approved the
continuance of the investment management agreement
between Franklin Advisers, Inc. (Manager) and the Fund
(Management Agreement) for an additional one-year period.
The Independent Trustees received advice from and met
separately with Independent Trustee counsel to consider the
renewal of the Management Agreement.
In considering the continuance of the Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to the
Meeting, the Independent Trustees held a virtual contract
renewal meeting at which the Independent Trustees first
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters, and then met with
management to request additional information that the
Independent Trustees also considered prior to and at the
Meeting. The Board further considered all of the factors
it deemed relevant in approving the continuance of the
Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the
Manager; (ii) the investment performance of the Fund; (iii)
the costs of the services provided and profits realized by the
Manager and its affiliates from the relationship with the Fund;
(iv) the extent to which economies of scale are realized as
the Fund grows; and (v) whether fee levels reflect these
economies of scale for the benefit of Fund investors.
In approving the continuance of the Management
Agreement, the Board, including a majority of the
Independent Trustees, determined, through the exercise of
its business judgment, that the terms of the Management
Agreement are fair and reasonable and that the continuance
of the Management Agreement is in the best interests of the
Fund and its shareholders. While attention was given to all
information furnished, the following discusses some primary
factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed the information it received regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Fund and its shareholders. This information included, among
other things, the qualifications, background and experience
of the senior management and investment personnel of the
Manager, as well as information on succession planning
where appropriate; the structure of investment personnel
compensation; oversight of third-party service providers;
investment performance reports and related financial
information for the Fund (including its share price discount to net asset value); reports on expenses and shareholder
services; legal and compliance matters; risk controls;
pricing and other services provided by the Manager and its
affiliates; and management fees charged by the Manager
and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts
where relevant. The Board acknowledged the ongoing
integration of acquired third-party fund families into the
Franklin Templeton (FT) family of funds and management’s
continued development of strategies to address evolving
changes in domestic policy and continuing geopolitical
concerns.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s
parent, and its commitment to the mutual fund business
as evidenced by its continued reassessment of the fund
offerings in response to FT acquisitions and the market
environment, as well as its evaluation of ways to incorporate private assets into more traditional investment vehicles. The
Board specifically noted FT’s commitment to technological
innovation and advancement, including its continued focus
on developing potential use cases for tokenization and the
blockchain and the use of artificial intelligence tools to help streamline day-to-day tasks.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.

Franklin Universal Trust
Shareholder Information

franklintempleton.com
Annual Report
Fund Performance
The Board reviewed and considered the performance results
of the Fund over various time periods ended December
31, 2024. The Board considered the performance returns
for the Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with
portfolio managers at Board meetings throughout the year.
A summary of the Fund’s performance results is below.
Such results are based on net asset value without regard to
market discounts or premiums.
The Performance Universe for the Fund included the Fund
and all leveraged closed-end high yield funds. The Board
noted that the Fund’s annualized total return for the one-,
three-, five- and 10-year periods was above the median of its
Performance Universe. The Board concluded that the Fund’s
performance was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
underlying fund expenses; investment-related expenses;
and other non-management fees. The Board considered the
actual total expense ratio and, separately, the contractual
management fee rate, without the effect of fee waivers,
if any (Management Rate) of the Fund in comparison to
the median expense ratio and median Management Rate,
respectively, of other mutual funds deemed comparable to
and with a similar expense structure to the Fund selected by
Broadridge (Expense Group). Broadridge fee and expense
data is based upon information taken from each fund’s
most recent annual or semi-annual report, which reflects
historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase
as assets decline and decrease as assets grow, the Board
believed the independent analysis conducted by Broadridge
to be an appropriate measure of comparative fees and
expenses. The Broadridge Management Rate includes
administrative charges. The Board received a description of
the methodology used by Broadridge to select the mutual
funds included in the Expense Group.
The Expense Group for the Fund included the Fund and 11
other high yield (leveraged) funds. The Board noted that the
Management Rate and annual total expense ratio for the
Fund were below the medians of its Expense Group. The
Board concluded that the Management Rate charged to the
Fund is reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of the Fund. In this respect,
the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of
FT’s US fund business, as well as its profits in providing
investment management and other services to each of
the individual funds during the 12-month period ended
September 30, 2024, being the most recent fiscal year-
end for FRI. The Board noted that although management
continually makes refinements to its methodologies used
in calculating profitability in response to organizational
and product-related changes, the overall methodology has
remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted
that an independent registered public accounting firm has
been engaged by the Manager to periodically review and
assess the allocation methodologies to be used solely by the
Fund’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to the Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up-front expenditures by the Manager, but over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided
to the Fund, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these

Franklin Universal Trust
Shareholder Information

franklintempleton.com
Annual Report
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which
the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management fee
structure reflects any economies of scale for the benefit of shareholders. The Board believes that the Manager’s ability
to realize economies of scale and the sharing of such benefit is a more relevant consideration in the case of an open-end
fund whose size increases as a result of the continuous sale of its shares. A closed-end fund, such as the Fund, does
not continuously offer shares, and growth following its initial public offering will primarily result from market appreciation, which benefits its shareholders. While believing economies
of scale to be less of a factor in the context of a closed-end fund, the Board believes at some point an increase in size
may lead to economies of scale that would be shared with
the Fund and its shareholders and intends to monitor future
growth of the Fund accordingly. The Board recognized that
there would not likely be any economies of scale for the
Fund until the Fund’s assets grow. The Board considered the
Manager’s view that any analyses of potential economies
of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the
Manager incurs across the FT family of funds as a whole.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuance of the Management Agreement for an
additional one-year period.
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust files a complete schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.

FUT-A 10/25
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Annual Report
Franklin Universal Trust
Investment Manager Transfer Agent
Franklin Advisers, Inc.
(800) DIAL BEN
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342-5236
Equiniti Trust Company, LLC
6201 15th Avenue
Brooklyn, NY 11219
www.equiniti.com

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Mary C. Choksi possesses the technical attributes identified in Item 3 to Form N-CSR to qualify as “audit committee financial expert,” and has designated Mary C. Choksi as the Audit Committee’s financial expert. Mary C. Choksi is an “independent” Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed in the last two fiscal years ending August 31, 2024 and August 31, 2025 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $92,823 in August 31, 2024 and $96,837 in August 31, 2025.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in August 31, 2024 and $0 in August 31, 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $0 in August 31, 2024 and $11,000 in August 31, 2025. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

The aggregate fees billed for tax services by the Auditors to the Registrant’s investment manager and any entity controlling, controlled by, or under common control with the investment manager that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee were $140,000 in August 31, 2024 and $0 in August 31, 2025. The services for which these fees were paid included global access to tax platform International Tax View.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in August 31, 2024 and $0 in August 31, 2025.

The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Service Affiliates, other than the services reported in paragraphs (a) through (c) of this item, were $115,834 in August 31, 2024 and $0 in August 31, 2025. The services for which these fees were paid included professional fees relating to security counts.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Registrant’s Audit Committee is directly responsible for approving the services to be provided by the Auditors, including:

(i)       pre-approval of all audit and audit related services;

(ii)       pre-approval of all non-audit related services to be provided to the Registrant by the Auditors;

(iii)       pre-approval of all non-audit related services to be provided by the Auditors to the Registrant and the Service Affiliates where the non-audit services relate directly to the operations or financial reporting of the Registrant; and

(iv)       establishment by the Audit Committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the Auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of Audit Committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $255,834 in August 31, 2024 and $359,647 in August 31, 2025.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Terrence J. Checki

Mary C. Choksi

Edith E. Holiday

J. Michael Luttig

Larry D. Thompson

(b) Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 1 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 1 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

FRANKLIN EQUITY GROUP

Proxy Voting Policies & Procedures

An SEC Compliance Rule Policy and Procedures*

RESPONSIBILITY OF THE INVESTMENT MANAGERS TO VOTE PROXIES

Franklin Equity Group, a separate investment group within Franklin Templeton, comprised of investment personnel from the SEC registered investment advisers listed on Appendix A (hereinafter individually an “Investment Manager” and collectively the “Investment Managers”) have delegated the administrative duties with respect to voting proxies for securities to the Franklin Templeton Proxy Group. Proxy duties consist of disseminating proxy materials and analyses of issuers whose stock is owned by any client (including both investment companies and any separate accounts managed by the Investment Managers) that has either delegated proxy voting administrative responsibility to the Investment Managers or has asked for information and/or recommendations on the issues to be voted. The Investment Managers will inform advisory clients that have not delegated the voting responsibility but that have requested voting advice about the Investment Managers’ views on such proxy votes. The Proxy Group also provides these services to other advisory affiliates of the Investment Managers.

The Proxy Group will process proxy votes on behalf of, and the Investment Managers vote proxies solely in the best interests of, separate account clients, the Investment Managers’-managed investment company shareholders, or shareholders of funds that have appointed Franklin Templeton International Services S.à.r.l. (“FTIS S.à.r.l.”) as the Management Company, provided such funds or clients have properly delegated such responsibility in writing, or, where employee benefit plan assets subject to the Employee Retirement Income Security Act of 1974, as amended, are involved (“ERISA accounts”), in the best interests of the plan participants and beneficiaries (collectively, “Advisory Clients”), unless (i) the power to vote has been specifically retained by the named fiduciary in the documents in which the named fiduciary appointed the Investment Managers or (ii) the documents otherwise expressly prohibit the Investment Managers from voting proxies. The Investment Managers recognize that the exercise of voting rights on securities held by ERISA plans for which the Investment Managers have voting responsibility is a fiduciary duty that must be exercised with care, skill, prudence and diligence.

In certain circumstances, Advisory Clients are permitted to direct their votes in a solicitation pursuant to the Investment Management Agreement. An Advisory Client that wishes to direct its vote shall give reasonable prior written notice to the Investment Managers indicating such intention and provide written instructions directing the Investment Managers or the Proxy Group to vote regarding the solicitation. Where such prior written notice is received, the Proxy Group will vote proxies in accordance with such written notification received from the Advisory Client.

The Investment Managers have adopted and implemented Proxy Voting Policies and Procedures (“Proxy Policies”) that they believe are reasonably designed to ensure that proxies are voted in the best interest of Advisory Clients in accordance with their fiduciary duties and rule 206(4)-6 under the Investment Advisers Act of 1940. To the extent that the Investment Managers have a subadvisory agreement with an affiliated investment manager (the “Affiliated Subadviser”) with respect to a particular Advisory Client, the Investment Managers may delegate proxy voting responsibility to the Affiliated Subadviser. The Investment Managers may also delegate proxy voting responsibility to a subadviser that is not an Affiliated Subadviser in certain limited situations as disclosed to fund shareholders (e.g., where an Investment Manager to a pooled investment vehicle has engaged a subadviser that is not an Affiliated Subadviser to manage all or a portion of the assets).

* Rule 38a-1 under the Investment Company Act of 1940 (“1940 Act”) and Rule 206(4)-7 under the Investment Advisers Act of 1940 (“Advisers Act”) (together the “Compliance Rule”) require registered investment companies and registered investment advisers to, among other things, adopt and implement written policies and procedures reasonably designed to prevent violations of the federal securities laws (“Compliance Rule Policies and Procedures”).

HOW THE INVESTMENT MANAGERS VOTE PROXIES

Proxy Services

All proxies received by the Proxy Group will be voted based upon the Investment Managers’ instructions and/or policies. To assist it in analyzing proxies of equity securities, the Investment Managers subscribe to Institutional Shareholder Services Inc. (“ISS”), an unaffiliated third-party corporate governance research service that provides in-depth analyses of shareholder meeting agendas and vote recommendations. In addition, the Investment Managers subscribe to ISS’s Proxy Voting Service and Vote Disclosure Service. These services include receipt of proxy ballots, custodian bank relations, account maintenance, vote execution, ballot reconciliation, vote record maintenance, comprehensive reporting capabilities, and vote disclosure services. Also, the Investment Managers subscribe to Glass, Lewis & Co., LLC (“Glass Lewis”), an unaffiliated third-party analytical research firm, to receive analyses and vote recommendations on the shareholder meetings of publicly held U.S. companies, as well as a limited subscription to its international research.

In addition, the Investment Manager may request in-house voting research from Franklin Templeton’s Stewardship Team (FT Stewardship). FT Stewardship provides customized research on specific corporate governance issues that is tailored to the investment manager and corporate engagement undertaken. This research may include opinions on voting decisions; however, there is no obligation or inference for the Investment Manager to formally vote in line with these opinions. This research supports the independent vote decision making process and may reduce reliance on third-party advice for certain votes.

Although analyses provided by ISS, Glass Lewis, and/or another independent third-party proxy service provider (each a “Proxy Service”) are thoroughly reviewed and considered in making a final voting decision, the Investment Managers do not consider recommendations from a Proxy Service or any third-party to be determinative of the Investment Managers’ ultimate decision. Rather, the Investment Managers exercise their independent judgment in making voting decisions. As a matter of policy, the officers, directors and employees of the Investment Managers and the Proxy Group will not be influenced by outside sources whose interests conflict with the interests of Advisory Clients.

For ease of reference, the Proxy Policies often refer to all Advisory Clients. However, our processes and practices seek to ensure that proxy voting decisions are suitable for individual Advisory Clients. In some cases, the Investment Managers’ evaluation may result in an individual Advisory Client or Investment Manager voting differently, depending upon the nature and objective of the fund or account, the composition of its portfolio, whether the Investment Manager has adopted a specialty or custom voting policy, and other factors.

Conflicts of Interest

All conflicts of interest will be resolved in the best interests of the Advisory Clients. The Investment Managers are affiliates of a large, diverse financial services firm with many affiliates and make their best efforts to mitigate conflicts of interest. However, as a general matter, the Investment Managers take the position that relationships between certain affiliates that do not use the “Franklin Templeton” name (“Independent Affiliates”) and an issuer (e.g., an investment management relationship between an issuer and an Independent Affiliate) do not present a conflict of interest for an Investment Manager in voting proxies with respect to such issuer because: (i) the Investment Managers operate as an independent business unit from the Independent Affiliate business units, and (ii) informational barriers exist between the Investment Managers and the Independent Affiliate business units.

Material conflicts of interest could arise in a variety of situations, including as a result of the Investment Managers’ or an affiliate’s (other than an Independent Affiliate as described above): (i) material business relationship with an issuer or proponent, (ii) direct or indirect pecuniary interest in an issuer or proponent; or (iii) significant personal or family relationship with an issuer or proponent. Material conflicts of interest are identified by the Proxy Group based upon analyses of client, distributor, broker dealer, and vendor lists, information periodically gathered from directors and officers, and information derived from other sources, including public filings. The Proxy Group gathers and analyzes this information on a best-efforts basis, as much of this information is provided directly by individuals and groups other than the Proxy Group, and the Proxy Group relies on the accuracy of the information it receives from such parties.

Nonetheless, even though a potential conflict of interest between the Investment Managers or an affiliate (other than an Independent Affiliate as described above) and an issuer may exist: (1) the Investment Managers may vote in opposition to the recommendations of an issuer’s management even if contrary to the recommendations of a third-party proxy voting research provider; (2) if management has made no recommendations, the Proxy Group may defer to the voting instructions of the Investment Managers; and (3) with respect to shares held by Franklin Resources, Inc. or its affiliates for their own corporate accounts, such shares may be voted without regard to these conflict procedures.

Otherwise, in situations where a material conflict of interest is identified between the Investment Managers or one of its affiliates (other than Independent Affiliates) and an issuer, the Proxy Group may vote consistent with the voting recommendation of a Proxy Service or send the proxy directly to the relevant Advisory Clients with the Investment Managers’ recommendation regarding the vote for approval. To address certain affiliate conflict situations, the Investment Managers will employ pass-through voting or mirror voting when required pursuant to a fund’s governing documents or applicable law.

Where the Proxy Group refers a matter to an Advisory Client, it may rely upon the instructions of a representative of the Advisory Client, such as the board of directors or trustees, a committee of the board, or an appointed delegate in the case of a U.S. registered investment company, a conducting officer in the case of a fund that has appointed FTIS S.à.r.l as its Management Company, the Independent Review Committee for Canadian investment funds, or a plan administrator in the case of an employee benefit plan. A quorum of the board of directors or trustees or of a committee of the board can be reached by a majority of members, or a majority of non-recused members. The Proxy Group may determine to vote all shares held by Advisory Clients of the Investment Managers and affiliated Investment Managers (other than Independent Affiliates) in accordance with the instructions of one or more of the Advisory Clients.

The Investment Managers may also decide whether to vote proxies for securities deemed to present conflicts of interest that are sold following a record date, but before a shareholder meeting date. The Investment Managers may consider various factors in deciding whether to vote such proxies, including the Investment Managers’ long-term view of the issuer’s securities for investment, or it may defer the decision to vote to the applicable Advisory Client. The Investment Managers also may be unable to vote, or choose not to vote, a proxy for securities deemed to present a conflict of interest for any of the reasons outlined in the first paragraph of the section of these policies entitled “Proxy Procedures.”

Weight Given Management Recommendations

One of the primary factors the Investment Managers consider when determining the desirability of investing in a particular company is the quality and depth of that company’s management. Accordingly, the recommendation of management on any issue is a factor that the Investment Managers consider in determining how proxies should be voted. However, the Investment Managers do not consider recommendations from management to be determinative of the Investment Managers’ ultimate decision. Each issue is considered on its own merits, and the Investment Managers will not support the position of a company’s management in any situation where it determines that the ratification of management’s position would adversely affect the investment merits of owning that company’s shares.

Engagement with Issuers

The Investment Managers believe that engagement with issuers is important to good corporate governance and to assist in making proxy voting decisions. The Investment Managers may engage with issuers to discuss specific ballot items to be voted on in advance of an annual or special meeting to obtain further information or clarification on the proposals. The Investment Managers may also engage with management on a range of issues throughout the year.

THE PROXY GROUP

The Proxy Group’s ‘full-time staff members and support staff are devoted to proxy voting administration and oversight and providing support and assistance where needed. On a daily basis, the Proxy Group will review each proxy upon receipt as well as any agendas, materials and recommendations that they receive from a Proxy Service or other sources. The Proxy Group maintains a record of all shareholder meetings that are scheduled for companies whose securities are held by the Investment Managers’ managed funds and accounts. For each shareholder meeting, a member of the Proxy Group will consult with the research analyst that follows the security and provide the analyst with the agenda, analyses of one or more Proxy Services, recommendations and any other information provided to the Proxy Group. Except in situations identified as presenting material conflicts of interest, the Investment Managers’ research analyst and relevant portfolio manager(s) are responsible for making the final voting decision based on their review of the agenda, analyses of one or more Proxy Services, proxy statements, their knowledge of the company and any other information publicly available.

In situations where the Investment Managers have not responded with vote recommendations to the Proxy Group by the deadline date, the Proxy Group may vote consistent with the vote recommendations of a Proxy Service. Except in cases where the Proxy Group is voting consistent with the voting recommendation of a Proxy Service, the Proxy Group must obtain voting instructions from the Investment Managers’ research analysts, relevant portfolio manager(s), legal counsel and/or the Advisory Client prior to submitting the vote. In the event that an account holds a security that an Investment Manager did not purchase on its behalf, and the Investment Manager does not normally consider the security as a potential investment for other accounts, the Proxy Group may vote consistent with the voting recommendations of a Proxy Service or take no action on the meeting.

PROXY ADMINISTRATION PROCEDURES

Situations Where Proxies Are Not Voted

The Proxy Group is fully cognizant of its responsibility to process proxies and maintain proxy records as may be required by relevant rules and regulations. In addition, the Investment Managers understand their fiduciary duty to vote proxies and that proxy voting decisions may affect the value of shareholdings. Therefore, the Investment Managers will generally attempt to process every proxy they receive for all domestic and foreign securities.

However, there may be situations in which the Investment Managers may be unable to successfully vote a proxy, or may choose not to vote a proxy, such as where: (i) a proxy ballot was not received from the custodian bank; (ii) a meeting notice was received too late; (iii) there are fees imposed upon the exercise of a vote and it is determined that such fees outweigh the benefit of voting; (iv) there are legal encumbrances to voting, including blocking restrictions in certain markets that preclude the ability to dispose of a security if an Investment Manager votes a proxy or where the Investment Manager is prohibited from voting by applicable law, economic or other sanctions, or other regulatory or market requirements, including but not limited to, effective Powers of Attorney; (v) additional documentation or the disclosure of beneficial owner details is required; (vi) the Investment Managers held shares on the record date but has sold them prior to the meeting date; (vii) the Advisory Client held shares on the record date, but the Advisory Client closed the account prior to the meeting date; (viii) a proxy voting service is not offered by the custodian in the market; (ix) due to either system error or human error, the Investment Managers’ intended vote is not correctly submitted; (x) the Investment Managers believe it is not in the best interest of the Advisory Client to vote the proxy for any other reason not enumerated herein; or (xi) a security is subject to a securities lending or similar program that has transferred legal title to the security to another person.

Rejected Votes

Even if the Investment Managers use reasonable efforts to vote a proxy on behalf of their Advisory Clients, such vote or proxy may be rejected because of (a) operational or procedural issues experienced by one or more third parties involved in voting proxies in such jurisdictions; (b) changes in the process or agenda for the meeting by the issuer for which the Investment Managers do not have sufficient notice; or (c) the exercise by the issuer of its discretion to reject the vote of the Investment Managers. In addition, despite the best efforts of the Proxy Group and its agents, there may be situations where the Investment Managers’ votes are not received, or properly tabulated, by an issuer or the issuer’s agent.

Securities on Loan

The Investment Managers or their affiliates may, on behalf of one or more of the proprietary registered investment companies advised by the Investment Managers or their affiliates, make efforts to recall any security on loan where the Investment Manager or its affiliates (a) learn of a vote on an event that may materially affect a security on loan and (b) determine that it is in the best interests of such proprietary registered investment companies to recall the security for voting purposes. The ability to timely recall shares is not entirely within the control of the Investment Managers. Under certain circumstances, the recall of shares in time for such shares to be voted may not be possible due to applicable proxy voting record dates or other administrative considerations.

Split Voting

There may be instances in certain non-U.S. markets where split voting is not allowed. Split voting occurs when a position held within an account is voted in accordance with two differing instructions. Some markets and/or issuers only allow voting on an entire position and do not accept split voting. In certain cases, when more than one Franklin Templeton investment manager has accounts holding shares of an issuer that are held in an omnibus structure, the Proxy Group will seek direction from an appropriate representative of the Advisory Client with multiple Investment Managers (such as a conducting officer of the Management Company in the case of a SICAV), or the Proxy Group will submit the vote based on the voting instructions provided by the Investment Manager with accounts holding the greatest number of shares of the security within the omnibus structure.

Bundled Items

If several issues are bundled together in a single voting item, the Investment Managers will assess the total benefit to shareholders and the extent that such issues should be subject to separate voting proposals.

PROCEDURES FOR MEETINGS INVOLVING FIXED INCOME SECURITIES & PRIVATELY HELD ISSUERS

From time to time, certain custodians may process events for fixed income securities through their proxy voting channels rather than corporate action channels for administrative convenience. In such cases, the Proxy Group will receive ballots for such events on the ISS voting platform. The Proxy Group will solicit voting instructions from the Investment Managers for each account or fund involved. If the Proxy Group does not receive voting instructions from the Investment Managers, the Proxy Group will take no action on the event. The Investment Managers may be unable to vote a proxy for a fixed income security, or may choose not to vote a proxy, for the reasons described under the section entitled “Proxy Procedures.”

In the rare instance where there is a vote for a privately held issuer, the decision will generally be made by the relevant portfolio managers or research analysts.

The Proxy Group will monitor such meetings involving fixed income securities or privately held issuers for conflicts of interest in accordance with these procedures. If a fixed income or privately held issuer is flagged as a potential conflict of interest, the Investment Managers may nonetheless vote as it deems in the best interests of its Advisory Clients. The Investment Managers will report such decisions on an annual basis to Advisory Clients as may be required.

Appendix A

These Proxy Policies apply to accounts managed by personnel within Franklin Equity Group, which includes the following Investment Managers:

Franklin Advisers, Inc. (FAV)

Franklin Templeton Institutional, LLC

The following Proxy Policies apply to FAV only:

HOW THE INVESTMENT MANAGERS VOTE PROXIES

Proxy Services

Certain of the Investment Managers’ separate accounts or funds (or a portion thereof) are included under Franklin Templeton Investment Solutions (“FTIS”), a separate investment group within Franklin Templeton, and employ a quantitative strategy.

For such accounts, FTIS’s proprietary methodologies rely on a combination of quantitative, qualitative, and behavioral analysis rather than fundamental security research and analyst coverage that an actively-managed portfolio would ordinarily employ. Accordingly, absent client direction, in light of the high number of positions held by such accounts and the considerable time and effort that would be required to review proxy statements and ISS or Glass Lewis recommendations, the Investment Manager may review ISS’s guidelines’’ or Glass Lewis’s US guidelines (the “ISS and Glass Lewis Proxy Voting Guidelines”) and determine, consistent with the best interest of its clients, to provide standing instructions to the Proxy Group to vote proxies according to the recommendations of ISS or Glass Lewis.

The Investment Manager, however, retains the ability to vote a proxy differently than ISS or Glass Lewis recommends if the Investment Manager determines that it would be in the best interests of Advisory Clients.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)(1) As of August 31, 2025, the portfolio managers of the Fund are as follows:

GLENN I. VOYLES CFA, Senior Vice President of Advisers

Mr. Voyles has been a manager of the Fund since 1999, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment for the global income component of the Fund. He joined Franklin Templeton Investments in 1993.

JONATHAN G. BELK CFA, Portfolio Manager of Advisers

Mr. Belk has been a portfolio manager of the Fund since August 2020. He joined Franklin Templeton in 2004.

PATRICIA O’CONNOR, CFA, Vice President of Advisers

Ms. O’Connor has been a portfolio manager of the Fund since September 30, 2025. She joined Franklin Templeton in 1997.

CFA and Chartered Financial Analyst are trademarks owned by CFA Institute.

(a)(2) This section reflects information about the portfolio managers as of the fiscal year ended August 31, 2025.

The following table shows the number of other accounts managed by each portfolio manager and the total assets in the accounts managed within each category:

Name	Number of Other Registered Investment Companies Managed[1]	Assets of Other Registered Investment Companies Managed (x $1 million)[1]	Number of Other Pooled Investment Vehicles Managed[1]	Assets of Other Pooled Investment Vehicles Managed (x $1 million)[1]	Number of Other Accounts Managed[1]	Assets of Other Accounts Managed (x $1 million)[1]
Glenn I. Voyles	8	6,827.0	11	3,211.9	3	46.6
Jonathan G. Belk	4	1,689.7	4	1.134.2	1	46.9
Patricia O’Connor	6	7,032.0	5	2,647.3	4	86.2

1The various pooled investment vehicles and accounts listed are managed by a team of investment professionals. Accordingly, the individual managers listed would not be solely responsible for managing such listed amounts.

Portfolio managers that provide investment services to the Fund may also provide services to a variety of other investment products, including other funds, institutional accounts and private accounts. The advisory fees for some of such other products and accounts may be different than that charged to the Fund and may include performance based compensation (as noted, in the chart above, if any). This may result in fees that are higher (or lower) than the advisory fees paid by the Fund. As a matter of policy, each fund or account is managed solely for the benefit of the beneficial owners thereof. As discussed below, the separation of the trading execution function from the portfolio management function and the application of objectively based trade allocation procedures help to mitigate potential conflicts of interest that may arise as a result of the portfolio managers managing accounts with different advisory fees.

Conflicts. The management of multiple funds, including the Fund, and accounts may also give rise to potential conflicts of interest if the funds and other accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. The investment manager seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the Fund. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest. As noted above, the separate management of the trade execution and valuation functions from the portfolio management process also helps to reduce potential conflicts of interest. However, securities selected for funds or accounts other than the Fund may outperform the securities selected for the Fund. Moreover, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the Fund may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and other accounts. The investment manager seeks to manage such potential conflicts by using procedures intended to provide a fair allocation of buy and sell opportunities among funds and other accounts.

The structure of a portfolio manager’s compensation may give rise to potential conflicts of interest. A portfolio manager’s base pay and bonus tend to increase with additional and more complex responsibilities that include increased assets under management. As such, there may be an indirect relationship between a portfolio manager’s marketing or sales efforts and his or her bonus.

Finally, the management of personal accounts by a portfolio manager may give rise to potential conflicts of interest. While the funds and the manager have adopted a code of ethics which they believe contains provisions reasonably necessary to prevent a wide range of prohibited activities by portfolio managers and others with respect to their personal trading activities, there can be no assurance that the code of ethics addresses all individual conduct that could result in conflicts of interest.

The manager and the Fund have adopted certain compliance procedures that are designed to address these, and other, types of conflicts. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

Compensation. The investment manager seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals. Portfolio managers receive a base salary, a cash incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed annually and the level of compensation is based on individual performance, the salary range for a portfolio manager’s level of responsibility and Franklin Templeton guidelines. Portfolio managers are provided no financial incentive to favor one fund or account over another. Each portfolio manager’s compensation consists of the following three elements:

Base salary Each portfolio manager is paid a base salary.

Annual bonus Annual bonuses are structured to align the interests of the portfolio manager with those of the Fund’s shareholders. Each portfolio manager is eligible to receive an annual bonus. Bonuses generally are split between cash (50% to 65%) and restricted shares of Resources stock (17.5% to 25%) and mutual fund shares (17.5% to 25%). The deferred equity-based compensation is intended to build a vested interest of the portfolio manager in the financial performance of both Resources and mutual funds advised by the investment manager. The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving consistently strong investment performance, which aligns the financial incentives of the portfolio manager and Fund shareholders. The Chief Investment Officer of the investment manager and/or other officers of the investment manager, with responsibility for the Fund, have discretion in the granting of annual bonuses to portfolio managers in accordance with Franklin Templeton guidelines. The following factors are generally used in determining bonuses under the plan:

•	Investment performance. Primary consideration is given to the historic investment performance over the 1, 3 and 5 preceding years of all accounts managed by the portfolio manager. The pre-tax performance of each fund managed is measured relative to a relevant peer group and/or applicable benchmark as appropriate.

•	Non-investment performance. The more qualitative contributions of the portfolio manager to the investment manager’s business and the investment management team, including professional knowledge, productivity, responsiveness to client needs and communication, are evaluated in determining the amount of any bonus award.

•	Responsibilities. The characteristics and complexity of funds managed by the portfolio manager are factored in the investment manager’s appraisal.

Additional long-term equity-based compensation Portfolio managers may also be awarded restricted shares or units of Resources stock or restricted shares or units of one or more mutual funds. Awards of such deferred equity-based compensation typically vest over time, so as to create incentives to retain key talent.

Benefits Portfolio managers also participate in benefit plans and programs available generally to all employees of the investment manager.

Ownership of Fund shares. The investment manager has a policy of encouraging portfolio managers to invest in the funds they manage. Exceptions arise when, for example, a fund is closed to new investors or when tax considerations or jurisdictional constraints cause such an investment to be inappropriate for the portfolio manager. The following is the dollar range of Fund shares beneficially owned by the portfolio manager (such amounts may change from time to time):

Portfolio Manager	Dollar Range of Fund Shares Beneficially Owned
Glenn I. Voyles	None
Johnathan G. Belk	None
Patricia O’Connor	None

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s chief executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Company.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

(c) Pursuant to the Securities and Exchange Commission’s Order granting relief from Section 19(b) of the Investment Company Act of 1940, the 19(a) Notices to Beneficial Owners are attached hereto as Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Franklin Universal Trust

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	October 29, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	October 29, 2025

By:	/s/ Jeffrey White
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	October 29, 2025